NEUBERGER BERMAN HIGH INCOME BOND FUND
            (a newly created series of Neuberger Berman Income Funds,
                           a Delaware business trust)
                          605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                             Telephone 800-877-9700

                    To acquire the assets and liabilities of

                          LIPPER HIGH INCOME BOND FUND
          (a series of The Lipper Funds, Inc., a Maryland corporation)
                           101 Park Avenue, 6th Floor
                          New York, New York 10178-0694
                             Telephone 800-547-7379
                                       and

                      NEUBERGER BERMAN HIGH YIELD BOND FUND
       (a series of Neuberger Berman Income Funds, a Maryland corporation)

                       STATEMENT OF ADDITIONAL INFORMATION
      (Special Meeting of Shareholders of Lipper High Income Bond Fund and
                     Neuberger Berman High Yield Bond Fund)

                               DATED June 19, 2002

         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Prospectus and Proxy Statement dated June 20, 2002 ("Prospectus/Proxy Statement") for the special meeting of shareholders of Lipper High Income Bond Fund ("Lipper Fund") to be held on August 7, 2002 and the special meeting of shareholders of Neuberger Berman High Yield Bond Fund ("Neuberger Fund") to be held on August 7, 2002 (each a
"Meeting"). Copies of the Prospectus/Proxy Statement may be obtained without charge by calling Neuberger Berman High Income Bond Fund ("Acquiring Fund") at 800-877-9700. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

         This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of this SAI):

         (1) The audited financial statements of Lipper High Income Bond Fund (a series of The Lipper Funds, Inc.) included in the Annual Report to Shareholders of The Lipper Funds for the fiscal year ended December 31, 2001, previously filed on EDGAR, Accession Number 0000950110-02-000120.


         (2) The Statement of Additional Information of The Lipper Funds, dated April 30, 2002, previously filed on EDGAR, Accession Number 0000950110-02-000251.

         (3) The audited financial statements of Neuberger Berman High Yield Bond Fund (a series of Neuberger Berman Income Funds) included in the Annual Report to Shareholders of Neuberger Berman Income Funds for the fiscal year ended October 31, 2001, previously filed on EDGAR, Accession Number 0000898432-01-500530.


         (4) The Statement of Additional Information of Neuberger Berman Income Funds, dated February 11, 2002, previously filed on EDGAR, Accession Number 0000898432-02-000069.


         No person has been authorized to give any information or to make any representations not contained in the Prospectus/Proxy Statement or in this SAI in connection with the offering made by the Prospectus/Proxy Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by Acquiring Fund or its distributor. The
Prospectus/Proxy Statement and this SAI do not constitute an offering by Acquiring Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc.(C)2002 Neuberger Berman Management Inc. All rights reserved.




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


                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION........................................................5

     INVESTMENT POLICIES AND LIMITATIONS......................................5

     TEMPORARY DEFENSIVE POSITION.............................................7

     INVESTMENT INSIGHT.......................................................8

     ADDITIONAL INVESTMENT INFORMATION........................................8

     RISKS OF FIXED INCOME SECURITIES........................................32

     RISKS OF EQUITY SECURITIES..............................................34

CERTAIN RISK CONSIDERATIONS..................................................34

PERFORMANCE INFORMATION......................................................34

TRUSTEES AND OFFICERS........................................................37

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................47

     INVESTMENT MANAGER AND ADMINISTRATOR....................................47

     MANAGEMENT AND ADMINISTRATION FEES......................................48

     WAIVERS AND REIMBURSEMENTS..............................................48

     SUB-ADVISER.............................................................49

     INVESTMENT COMPANIES MANAGED............................................51

     CODES OF ETHICS.........................................................52

     MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN............53

DISTRIBUTION ARRANGEMENTS....................................................54

ADDITIONAL PURCHASE INFORMATION..............................................54

     SHARE PRICES AND NET ASSET VALUE........................................54

     AUTOMATIC INVESTING AND DOLLAR COST AVERAGING...........................55

ADDITIONAL EXCHANGE INFORMATION..............................................55

ADDITIONAL REDEMPTION INFORMATION............................................59

     SUSPENSION OF REDEMPTIONS...............................................59

     REDEMPTIONS IN KIND.....................................................59

DIVIDENDS AND OTHER DISTRIBUTIONS............................................59

ADDITIONAL TAX INFORMATION...................................................60

     TAXATION OF ACQUIRING FUND..............................................60

     TAXATION OF ACQUIRING FUND'S SHAREHOLDERS...............................63

PORTFOLIO TRANSACTIONS.......................................................64

REPORTS TO SHAREHOLDERS......................................................65


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


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................65

CUSTODIAN AND TRANSFER AGENT.................................................66

INDEPENDENT AUDITORS.........................................................66

LEGAL COUNSEL................................................................66

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................67

REGISTRATION STATEMENT.......................................................67

FINANCIAL STATEMENTS.........................................................67

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1




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


                               GENERAL INFORMATION

         Shareholders of Lipper Fund and Neuberger Fund are being asked to consider and approve a proposed Agreement and Plan of Conversion and Termination (for Lipper Fund) or Plan of Reorganization and Termination (for Neuberger Fund) (each a "Plan"). Each Plan provides for the reorganization of Lipper Fund or Neuberger Fund into Acquiring Fund, a newly created series of Neuberger Berman Income Funds, and the transactions contemplated thereby (each a "Transaction"), including (a) the transfer of all assets of Lipper Fund or Neuberger Fund in exchange for shares of Acquiring Fund and the assumption by Acquiring Fund of all liabilities of Lipper Fund or Neuberger Fund; and (b) the dissolution of Lipper Fund or Neuberger Fund.

         The special meeting of shareholders of Lipper Fund to vote on the Plan and Transaction for that that Fund will be held at the offices of Lipper & Company, L.L.C. at 101 Park Avenue, New York, New York 10178-0694 on August 7, 2002 at 10:00 a.m. Eastern Time, and the special meeting of shareholders of Neuberger Fund to vote on the Plan and Transaction for that Fund will be held at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698 on August , 2002, at 10:00 a.m. Eastern time. For further information about the reorganizations, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

          Acquiring Fund is a separate operating series of Neuberger Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

          The following information supplements the discussion in the Prospectus/Proxy Statement of the investment objective, policies, and limitations of Acquiring Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of Acquiring Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of Acquiring Fund may not be changed without the approval of the lesser of:

          (1) 67% of the total units of beneficial interest ("shares") of Acquiring Fund represented at a meeting at which more than 50% of the outstanding Acquiring Fund shares are represented or

          (2) a majority of the outstanding shares of Acquiring Fund.

          These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS

          With respect to the limitation on borrowings, Acquiring Fund may pledge assets in connection with permitted borrowings.

          Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by Acquiring Fund. If events subsequent to a transaction result in Acquiring Fund exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         Acquiring Fund's fundamental investment policies and limitations are as follows:

         1. BORROWING.  Acquiring Fund may not borrow money,  except that it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of Acquiring Fund's total assets, Acquiring Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. Acquiring Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Acquiring Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.

         3. DIVERSIFICATION. Acquiring Fund may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of Acquiring Fund's total assets would be invested in the securities of that issuer or (ii) Acquiring Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. Acquiring Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.

         5. LENDING. Acquiring Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. Acquiring Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Acquiring Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. Acquiring Fund may not issue senior securities, except as permitted under the 1940 Act.


         8. UNDERWRITING. Acquiring Fund may not underwrite securities of other issuers, except to the extent that Acquiring Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         Acquiring Fund has the following fundamental investment policy:

         Notwithstanding any other investment policy of Acquiring Fund, Acquiring Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as Acquiring Fund.

         Acquiring Fund's non-fundamental investment policies and limitations are as follows:

         1. ILLIQUID SECURITIES. Acquiring Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which Acquiring Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         2. BORROWING. Acquiring Fund may not purchase securities if outstanding borrowings of money, including any reverse repurchase agreements, exceed 5% of its total assets.

         3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, Acquiring Fund may not make any loans other than securities loans.

         4. MARGIN TRANSACTIONS. Acquiring Fund may not purchase securities on margin from brokers or other lenders, except that Acquiring Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation

TEMPORARY DEFENSIVE POSITION

          For temporary defensive purposes, Acquiring Fund may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Acquiring Fund normally invests.

INVESTMENT INSIGHT

         The Neuberger Berman HIGH INCOME Bond Fund currently intends to invest at least 80% of its total assets under normal market conditions in U.S. intermediate-term, high yield corporate bonds rated at the time of investment "Baa1" to "B3" by Moody's Investors service, Inc. or "BBB+" to "B-" by Standard & Poor's Corporation, or in comparable securities. Acquiring Fund may invest up to 20% of its total assets in preferred stock (including convertible preferred stock), warrants, convertible securities, common stock or other equity securities. Acquiring Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed income securities that include such securities or in connection with actual or proposed conversion or exchange of fixed income securities. However, Acquiring Fund may also purchase equity securities not associated with fixed income securities when, in the opinion of the Adviser, such purchase is appropriate.

ADDITIONAL INVESTMENT INFORMATION

         Acquiring Fund may make the following investments, among others, some of which are part of Acquiring Fund's principal investment strategies and some of which are not. The principal strategies of Acquiring Fund are discussed in the Prospectus/Proxy Statement. Acquiring Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described.

         U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

         POLICIES AND LIMITATIONS. Under normal circumstances, Acquiring Fund may invest up to 20% of its total assets in U.S. Government and Agency Securities.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for Acquiring Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by Acquiring Fund may be subject to legal restrictions which could be costly to Acquiring Fund.

         POLICIES AND LIMITATIONS. Acquiring Fund may invest up to 15% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, Acquiring Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from Acquiring Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

          POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. Acquiring Fund may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that Acquiring Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for Acquiring Fund's account by its custodian or a bank acting as Acquiring Fund's agent.

         SECURITIES LOANS. Acquiring Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with Acquiring Fund. Acquiring Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay Acquiring Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of Acquiring Fund or the borrower. Acquiring Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Acquiring Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

          POLICIES AND LIMITATIONS. In order to realize income, Acquiring Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from Acquiring Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Borrowers are required continuously to secure their obligations to return securities on loan from Acquiring Fund by depositing collateral in a form determined to be satisfactory by the Trustees.

          RESTRICTED SECURITIES AND RULE 144A SECURITIES. Acquiring Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by Acquiring Fund qualify under Rule 144A and an institutional market develops for those securities, Acquiring Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of Acquiring Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, Acquiring Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time Acquiring Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, Acquiring Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

          POLICIES  AND  LIMITATIONS.   To  the  extent  restricted  securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to Acquiring Fund's 15% limit on investments in illiquid securities.

         AMERICAN DEPOSITARY RECEIPTS. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. If the underlying security is denominated in a foreign currency, investment in the ADR is subject to the risk of fluctuations in the exchange rate, even though the ADR is denominated in U.S. dollars.

          POLICIES AND LIMITATIONS. Acquiring Fund will limit its investment in unsponsored ADRs to no more than 5% of the value of Acquiring Fund's net assets. ADRs on foreign securities which are denominated in foreign currencies are subject to Acquiring Fund's 25% limit on foreign securities denominated in foreign currencies.

          WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by Acquiring Fund to purchase securities that will be issued at a future date (ordinarily within two months, although Acquiring Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

          When-issued and delayed delivery transactions enable Acquiring Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, Acquiring Fund might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, Acquiring Fund may lose the opportunity to obtain a favorable price.

          The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of Acquiring Fund's NAV starting on the date of the agreement to purchase the securities. Because Acquiring Fund has not yet paid for the securities, this produces an effect similar to leverage. Acquiring Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

          POLICIES AND LIMITATIONS. Acquiring Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, Acquiring Fund may dispose of or renegotiate a commitment after it has been entered into. Acquiring Fund also may sell securities it has committed to purchase before those securities are delivered to Acquiring Fund on the settlement date. Acquiring Fund may realize capital gains or losses in connection with these transactions.

          When Acquiring Fund purchases securities on a when-issued or delayed delivery basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of Acquiring Fund's purchase commitments. This procedure is designed to ensure that Acquiring Fund maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

          OPTIONS AND FORWARD CONTRACTS. As described below, these instruments may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased by Acquiring Fund resulting from securities markets or currency exchange rate fluctuations, to protect Acquiring

Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities or to seek to enhance Acquiring Fund's income or gain. Acquiring Fund may use any or all types of these instruments at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized instrument will be a function of numerous variables, including market conditions.

          CALL OPTIONS ON SECURITIES. Acquiring Fund may write covered call options and may purchase call options. The purpose of writing covered call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by Acquiring Fund on Acquiring Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by Acquiring Fund are purchased solely on the basis of investment considerations consistent with Acquiring Fund's investment objective.

          When Acquiring Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Fund receives a premium for writing the option. When writing call options, Acquiring Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. Acquiring Fund may be obligated to deliver securities underlying a call option at less than the market price.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which Acquiring Fund will not do), but is capable of enhancing Acquiring Fund's total return. When writing a covered call option, Acquiring Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

          If a call option that Acquiring Fund has written expires unexercised, Acquiring Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, Acquiring Fund will realize a gain or loss from the sale of the underlying security.

          When Acquiring Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. Acquiring Fund would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

          POLICIES AND LIMITATIONS. Acquiring Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Acquiring Fund may write covered call options for the purpose of producing income. Acquiring Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

          PUT OPTIONS ON SECURITIES. Acquiring Fund may write and purchase put options on securities. Acquiring Fund will receive a premium for writing a put option, which obligates that Fund to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. Acquiring Fund may be obligated to purchase the underlying security at more than its current value.

          When Acquiring Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. Acquiring Fund might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

          Fund securities on which put options may be written and purchased by Acquiring Fund are purchased solely on the basis of investment considerations consistent with Acquiring Fund's investment objective. When writing a put option, Acquiring Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that Acquiring Fund has written expires unexercised, Acquiring Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. Acquiring Fund may write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect on NAV of price fluctuations of securities held by Acquiring Fund.

          GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by Acquiring Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by Acquiring Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between Acquiring Fund and a counterparty, with no clearing organization guarantee. Thus, when Acquiring Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) that Fund originally sold (or purchased) the option. There can be no assurance that Acquiring Fund would be able to liquidate an OTC option at any time prior to expiration. Unless Acquiring Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, Acquiring Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which Acquiring Fund may engage in OTC options transactions.

          The premium received (or paid) by Acquiring Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by Acquiring Fund for writing an option is recorded as a liability on Acquiring Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time Acquiring Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

          Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Acquiring Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that Acquiring Fund will be able to effect closing transactions at favorable prices. If Acquiring Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          Acquiring Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by Acquiring Fund; however, Acquiring Fund could be in a less advantageous position than if it had not written the call option.

          Acquiring Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, Acquiring Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

          The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying market that cannot be reflected in the options markets.

          POLICIES AND LIMITATIONS. The assets used as cover (or held in a segregated account) for OTC options written by Acquiring Fund will be considered illiquid and thus subject to Acquiring Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that Acquiring Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. Acquiring Fund may purchase and sell call and put options on securities indices and other financial indices. In so doing, Acquiring Fund can pursue many of the same objectives it would pursue through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other investment except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an over-the-counter option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may by multiplied by a formula value. The seller of the obligation is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         FORWARD FOREIGN CURRENCY CONTRACTS. Acquiring Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Acquiring Fund enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by Acquiring Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward Contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a Forward Contract to sell currency, Acquiring Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If Acquiring Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of Acquiring Fund into such currency. If Acquiring Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in Forward Contract prices. Closing purchase transactions with respect to Forward Contracts are usually made with the currency dealer who is a party to the original Forward Contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, Acquiring Fund could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If Acquiring Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using Forward Contracts to protect the value of Acquiring Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because Forward Contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. Acquiring Fund may experience delays in the settlement of its foreign currency transactions.

          POLICIES  AND   LIMITATIONS.   Acquiring   Fund  does  not  engage  in
transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them.

          OPTIONS ON FOREIGN CURRENCIES. Acquiring Fund may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES AND LIMITATIONS. Acquiring Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities.

          REGULATORY LIMITATIONS ON USING FORWARD CONTRACTS AND OPTIONS ON SECURITIES, SECURITIES INDICES, FOREIGN CURRENCIES, AND OTHER FINANCIAL INSTRUMENTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent Acquiring Fund sells or purchases options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of Acquiring Fund's net assets.

          COVER FOR HEDGING INSTRUMENTS. Acquiring Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of Acquiring Fund's assets could impede portfolio management or Acquiring Fund's ability to meet current obligations. Acquiring Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to Acquiring Fund.

          POLICIES AND LIMITATIONS. Acquiring Fund will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

          GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by Acquiring Fund and changes in the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select Acquiring Fund's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of Acquiring Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for Acquiring Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected by the manager to resemble or offset that of Acquiring Fund's underlying securities or currency. There can be no assurance that Acquiring Fund's use of Hedging Instruments will be successful.

          Acquiring Fund's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

          Acquiring Fund is not obligated to use any Hedging Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

          POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of Acquiring Fund's underlying securities or currency. NB Management intends to reduce the risk that Acquiring Fund will be unable to close out Hedging Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES AND DISCOUNT OBLIGATIONS. Acquiring Fund may invest in zero coupon securities, step coupon securities and pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Acquiring Fund may also acquire certain debt securities at a discount. These discount obligations involve special risk considerations. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Zero coupon and step coupon securities are redeemed at face value when they mature. The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by Acquiring Fund prior to the receipt of any actual payments. Pay-in-kind securities pay interest through the issuance of additional securities.

          Because Acquiring Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) to its shareholders each year for income and excise tax purposes, Acquiring Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon securities, pay-in-kind securities and discount obligations generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities and discount obligations are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

          LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower-rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

          During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

          The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

          The market for lower-rated debt issues generally is thinner or less active than that for higher quality securities, which may limit Acquiring Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

          See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         POLICIES AND LIMITATIONS. Acquiring Fund currently intends to invest at least 80% of total assets under normal market conditions in debt securities rated BBB/Baa or lower, or unrated securities of comparable quality.

          INFLATION-INDEXED SECURITIES. Acquiring Fund may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period Acquiring Fund holds the security, Acquiring Fund may earn less on it than on a conventional bond.

          Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (I.E., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

          Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because Acquiring Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, Acquiring Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

          COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Acquiring Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

          POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to Acquiring Fund's 15% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, Acquiring Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in Acquiring Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to Acquiring Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of Acquiring Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, Acquiring Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to Acquiring Fund's obligations under the agreement. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, Acquiring Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to Acquiring Fund's obligations under the agreement.

          BANKING AND SAVINGS INSTITUTION SECURITIES. These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which Acquiring Fund invests typically are not covered by deposit insurance.

          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet Acquiring Fund's quality standards. Accordingly, in purchasing these securities, Acquiring Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Acquiring Fund can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits Acquiring Fund to sell the security to the issuer or third party at a specified price. Acquiring Fund may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

          POLICIES AND LIMITATIONS. Acquiring Fund may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, Acquiring Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

          For purposes of determining its dollar-weighted average maturity, Acquiring Fund calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, Acquiring Fund is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

          MONEY MARKET FUNDS. Acquiring Fund may invest up to 10% of its total assets in the securities of money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause Acquiring Fund to bear proportionately the costs incurred by the other investment companies' operations. At the same time, Acquiring Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

          POLICIES AND LIMITATIONS. For cash management purposes, Acquiring Fund may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Acquiring Fund does not have any current intention to make use of this authority. Otherwise, Acquiring Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of Acquiring Fund's total assets with respect to any one investment company and (iii) 10% of Acquiring Fund's total assets in all investment companies in the aggregate.

          MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, Acquiring Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. Acquiring Fund uses an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of Acquiring Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

          Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets Acquiring Fund's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. Acquiring Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet Acquiring Fund's quality standards. NB Management will, consistent with Acquiring Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

          POLICIES AND LIMITATIONS. Acquiring Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of Acquiring Fund's net assets would be invested in illiquid securities.

          REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

          Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

          The shares of REITs are subject to the REIT's management fees and other expenses. Therefore, investments in REITs would cause Acquiring Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, Acquiring Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. Acquiring Fund does not intend to invest in REITs unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable fees.

          ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements, or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile Receivables(SM) ("CARS(SM)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SM) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

          Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

          Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         Acquiring Fund may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to Acquiring Fund.

          U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

         POLICIES AND LIMITATIONS. These investments are subject to Acquiring Fund's quality, maturity, and duration standards.

          FOREIGN CURRENCY DENOMINATED SECURITIES. Foreign currency denominated securities are denominated in or indexed to foreign currencies, including (1) CDs (including similar time deposits), commercial paper, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and
(3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscatory taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Acquiring Fund are uninvested and no return is earned thereon. The inability of Acquiring Fund to make intended security purchases due to settlement problems could cause Acquiring Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to Acquiring Fund due to subsequent declines in value of the securities or, if Acquiring Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          POLICIES AND LIMITATIONS. Acquiring Fund may invest up to 25% of its net assets in foreign securities denominated in or indexed to foreign currencies and American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. Acquiring Fund invests in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by NB Management.

          DOLLAR ROLLS. In a "dollar roll," Acquiring Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, Acquiring Fund forgoes principal and interest payments on the securities. Acquiring Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in Acquiring Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll in which Acquiring Fund holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to Acquiring Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

         POLICIES AND LIMITATIONS. Dollar rolls are considered borrowings for purposes of Acquiring Fund's investment policies and limitations concerning borrowings.

          SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, Acquiring Fund may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

          In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

          Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on Acquiring Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as Acquiring Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

          POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, Acquiring Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, Acquiring Fund will segregate only the amount of its net obligation, if any.

          DIRECT DEBT INSTRUMENTS. Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. Acquiring Fund could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If Acquiring Fund does not receive scheduled interest or principal payments on such indebtedness, Acquiring Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

          Because Acquiring Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

          There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, Acquiring Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of Acquiring Fund may be subject to claims of the lead bank's creditors.

          Although some of the loans in which Acquiring Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where Acquiring Fund purchases a loan through an assignment, there is a possibility that Acquiring Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

          POLICIES AND LIMITATIONS. To the extent direct debt is deemed illiquid, such an investment is subject to Acquiring Fund's restriction on investing no more than 15% of its net assets in illiquid securities. Acquiring Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require Acquiring Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by Acquiring Fund. In combination, Acquiring Fund's policies and the SEC staff's interpretations may limit the amount Acquiring Fund can invest in loan participations.

          CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

          The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by Acquiring Fund is called for redemption, Acquiring Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on Acquiring Fund's ability to achieve its investment objectives.

         POLICIES AND LIMITATIONS. Securities convertible into common stock are not subject to Acquiring Fund's 20% limitation on equity securities.

          PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

          WARRANTS. Warrants may be acquired by Acquiring Fund in connection with other securities or separately and provide Acquiring Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

         SHORT SALES. Acquiring Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. Acquiring Fund also may use short sales in an attempt to realize gain. To effect a short sale, Acquiring Fund borrows a security from a brokerage firm to make delivery to the buyer. Acquiring Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, Acquiring Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

         Acquiring Fund will realize a gain if the security declines in price between the date of the short sale and the date on which Acquiring Fund replaces the borrowed security. Acquiring Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest Acquiring Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         Acquiring Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on Acquiring Fund is similar to the effect of leverage. Short selling may amplify changes in Acquiring Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to Acquiring Fund.

         POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if Acquiring Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between
(1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until Acquiring Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         OTHER INVESTMENT COMPANIES. Acquiring Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which Acquiring Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time Acquiring Fund is ready to make an investment. Acquiring Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         As a shareholder in an investment company, Acquiring Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. Acquiring Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, Acquiring Fund's investment in securities of other registered investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of Acquiring Fund's total assets with respect to any one investment company, and
(iii) 10% of Acquiring Fund's total assets in the aggregate.

         INDEXED SECURITIES. Acquiring Fund may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor's Depository Receipts, Diamonds and NASDAQ-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the S&P 500 Index. SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio.

Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average (DJIA) and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. NASDAQ-100 shares represent ownership in the NASDAQ-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the NASDAQ-100 Index. NASDAQ-100 Shares are designed to track the performance and dividend yield of the NASDAQ-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. NASDAQ-100 Shares are listed on the NASDAQ Stock Market.

         Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

         BANK OBLIGATIONS. Acquiring Fund may invest in back obligations, including negotiable certificates of deposit, banker's acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates on interest and typically have original maturities ranging from eighteen months to five years.

         Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon that availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

         COMBINED   TRANSACTIONS.   Acquiring   Fund  may  enter  into  multiple
transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Hedging Instrument as part of a single or combined strategy when, in the judgment of its Adviser, it is in the best interests of Acquiring Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by Acquiring Fund based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of Acquiring Fund's management objective.

          RISKS OF FIXED INCOME SECURITIES

          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

          RATINGS OF FIXED INCOME SECURITIES

          As discussed in the Prospectus/Proxy Statement, Acquiring Fund may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although Acquiring Fund may rely on the ratings of any NRSRO, Acquiring Fund mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Acquiring Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which Acquiring Fund may permissibly invest.

          HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

          INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

          LOWER-RATED DEBT SECURITIES. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by at least one NRSRO that has rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated debt securities.

          Subsequent to its purchase by Acquiring Fund, the rating of an issue of debt securities may be reduced. Depending on market and issuer-specific conditions, Acquiring Fund will generally sell any bonds that fall below "B3" by Moody's or "B-" by S&P within a reasonable period of time.

          DURATION AND MATURITY

          Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Funds except the money market portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

          Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen Acquiring Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

          There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

          Acquiring Fund has no limits on the maturity of its individual investments. However, it generally intends to focus on securities with maturities of 10 years or less, and to have an assumed dollar weighted average portfolio maturity of five to seven years.

          RISKS OF EQUITY SECURITIES

         Equity securities in which Acquiring Fund may invest include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent this Fund invests in such securities, the value of securities held by Acquiring Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAVs per share, which will fluctuate as the value of the securities held by Acquiring Fund change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

                           CERTAIN RISK CONSIDERATIONS

          Although Acquiring Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance Acquiring Fund will achieve its investment objective. Acquiring Fund's ability to achieve its investment objective is dependent on the continuing ability of the issuers of obligations in which Acquiring Fund invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                             PERFORMANCE INFORMATION

         At the date of this SAI Acquiring Fund is new and has no assets and no operations. Accordingly, Acquiring Fund has no performance history to report. If Lipper Fund shareholders approve the reorganization, Acquiring Fund will adopt Lipper Fund's performance information as its own.

          Acquiring Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of Acquiring Fund will vary. The share prices of Acquiring Fund will vary, and an investment in Acquiring Fund, when redeemed, may be worth more or less than an investor's original cost.

          Performance results shown represent the performance of Acquiring Fund's predecessor fund, the Lipper High Income Bond Fund Premier Shares.

Yield Calculations
------------------

          Acquiring Fund may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

          ("a") = dividends and interest earned during the period ("b") = expenses accrued for the period (net of reimbursements) ("c") = the average daily number of shares outstanding during the period  that were  entitled to receive  dividends
          ("d") = the maximum offering price per share on the last day of the period

                                              6
                           YIELD = 2[(a-b + 1)  - 1]
                                      ---
                                      cd

          The annualized yield for Acquiring Fund for the 30-day period ended December 31, 2001 was 7.00%.

Total Return Computations
-------------------------

          Acquiring Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                         n
                                   P(1+T)  = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

--------------------------------------------------------------------------------
                               1 YEAR      5 YEARS*       SINCE INCEPTION*
--------------------------------------------------------------------------------
High Income Bond Fund           9.27%        6.58%               8.37%
--------------------------------------------------------------------------------

Return After Taxes on Distributions
-----------------------------------

          An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ATVD

--------------------------------------------------------------------------------
                              1 YEAR      5 YEARS*       SINCE INCEPTION*
--------------------------------------------------------------------------------
High Income Bond Fund          6.15%        2.99%              6.22%
--------------------------------------------------------------------------------

Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------

          An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ATVDR

--------------------------------------------------------------------------------
                                1 YEAR      5 YEARS*       SINCE INCEPTION*
--------------------------------------------------------------------------------
High Income Bond Fund            5.59%        3.45%               5.86%
--------------------------------------------------------------------------------

* Reflects performance of the Lipper Fund for the period April 1, 1996 through December 31, 2001 and the performance of Lipper Fund's predecessor partnership for the period February 1, 1992 (date of inception) through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund's predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund's Premier Class Shares. The investment policies, objectives, guidelines and restrictions of Lipper Fund are in all material respects equivalent to those of its predecessor partnership. As a mutual fund registered under the 1940 Act, Lipper Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which its predecessor partnership was not subject. Had Lipper Fund's predecessor partnership been registered under the 1940 Act and subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. If the manager of Lipper Fund has not waived certain fees during the periods shown, total returns would have been lower.

          NB Management may from time to time reimburse Acquiring Fund for a portion of its expenses. Such action has the effect of increasing yield and total return.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

INFORMATION ABOUT THE BOARD OF TRUSTEES

-----------------------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                            Portfolios in
                        Position and                                         Fund Complex    Other Directorships
Name, Age, and            Length of                                          Overseen by     Held Outside Fund
Address(1)              Time Served(2)     Principal Occupation(s)(3)          Trustee       Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
John Cannon (72)        Trustee        Retired. Formerly, Chairman and          28         Independent Trustee
                        since          Chief Investment Officer of CDC                     or Director of three
                        1994           Capital Management (registered                      series of
                                       investment adviser) (1993-Jan.                      OppenheimerFunds:
                                       1999).                                              Limited Term New
                                                                                           York Municipal Fund,
                                                                                           Rochester Fund
                                                                                           Municipals, and
                                                                                           Oppenheimer Convertible
                                                                                           Securities Fund, 1992
                                                                                           to present.

-----------------------------------------------------------------------------------------------------------------------
Faith Colish (66)       Trustee       Attorney at Law and President,            28
                        since         Faith Colish, A Professional
                        2000          Corporation; 1980 to present.
-----------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)   Trustee       Consultant; Retired President             28
                        since         and Trustee of Teachers
                        2000          Insurance & Annuity (TIAA) and
                                      College Retirement Equities Fund
                                      (CREF).
-----------------------------------------------------------------------------------------------------------------------


                                                          37

-----------------------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                            Portfolios in
                        Position and                                         Fund Complex    Other Directorships
Name, Age, and            Length of                                          Overseen by     Held Outside Fund
Address(1)              Time Served(2)     Principal Occupation(s)(3)          Trustee       Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)     Trustee       Consultant, C. A. Harvey                  28
                        since         Associates, June 2001 to
                        2000          present; Member, Individual
                                      Investors Advisory Committee to
                                      the New York Stock Exchange
                                      Board of Directors, 1998 to
                                      present; Secretary, Board of
                                      Associates to The National
                                      Rehabilitation Hospital's Board
                                      of Directors; Director of
                                      American Association of Retired
                                      Persons (AARP), 1978 to December
                                      2000; Member, American Savings
                                      Education Council's Policy Board
                                      (ASEC), 1998-2000; Member,
                                      Executive Committee, Crime
                                      Prevention Coalition of America,
                                      1997-2000.
-----------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)       Trustee       Senior Vice President and                 28
                         since        General Counsel of Loews
                          1988        Corporation (diversified
                                      financial corporation).
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)   Trustee       Professor of Finance and                  28         Director, Delaware
                         since        Economics at Stern School of                         Labs, 1978 to
                         1986         Business, New York University.                       present (cosmetics).
-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)   Trustee       Retired. Formerly, Vice                   28         Director, State
                         since        President and Special Counsel to                     Theatre of New
                         2000         WHX Corporation (holding                             Jersey
                                      company); 1993 - 2001.                               (not-for-profit
                                                                                           theater),
                                                                                           2000 to present;
                                                                                           Formerly, Director
                                                                                           of Kevlin
                                                                                           Corporation
                                                                                           (manufacturer
                                                                                           of microwave
                                                                                           and other
                                                                                           products).
-----------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)  Trustee       Senior Vice President of Burnham          28         Director, 92nd
                         since        Securities Inc. (a registered                        Street Y
                          2000        broker-dealer) since 1991.                           (non-profit), 1967
                                                                                           to present;
                                                                                           Formerly, Director,
                                                                                           Cancer Treatment
                                                                                           Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------

                                                          38

-----------------------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                            Portfolios in
                        Position and                                         Fund Complex    Other Directorships
Name, Age, and            Length of                                          Overseen by     Held Outside Fund
Address(1)              Time Served(2)     Principal Occupation(s)(3)          Trustee       Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)   Trustee       Retired. Senior Vice President            28         Director, Pro-Kids
                         since        of Foodmaker. Inc. (operator and                     Golf and Learning
                         1986         Franchiser of Restaurants) until                     Academy, 1998 to
                                      January 1997; Secretary of                           present (teach golf
                                      Foodmaker, Inc. until July 1996.                     and computer usage
                                                                                           to "at risk"
                                                                                           children); Director
                                                                                           of Prandium, Inc.
                                                                                           since March 2001
                                                                                           (restaurants).
-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)  Trustee       General Partner of Oxford                 28         Formerly, Director
                         since        Partners and Oxford Bioscience                       of Capital Cash
                         2000         Partners (venture capital                            Management Trust
                                      partnerships) and President of                       (money market fund)
                                      Oxford Venture Corporation.                          and Prime Cash Fund.
-----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)    Trustee       General Partner of Seip                   28         Director, H&R Block,
                         since        Investments LP (a private                            Inc. (financial
                         2000         investment                                           services company),
                                      partnership);President and CEO                       May 2001 to present;
                                      of Westaff, Inc., May 2001 to                        Director, General
                                      present (temporary staffing);                        Magic (voice
                                      Senior Executive at the Charles                      recognition
                                      Schwab Corporation from 1983 to                      software), November
                                      1999; including Chief Executive                      2001 to present;
                                      Officer of Charles Schwab                            Director, Forward
                                      Investment Management, Inc. and                      Management, Inc.
                                      Trustee of Schwab Family of                          (asset management),
                                      Funds and Schwab Investments                         2001-present; Member
                                      from 1997 to 1998; Executive                         of the Board of
                                      Vice President-Retail Brokerage                      Directors of
                                      for Charles Schwab Investment                        E-Finance Corporation
                                      Management from 1994 to 1997.                        (credit decisioning
                                                                                           services), 1999 to
                                                                                           present; Director,
                                                                                           Save-Daily.com (micro
                                                                                           investing services),
                                                                                           1999 to present;
                                                                                           Formerly, Director of
                                                                                           Offroad Capital Inc.
                                                                                           (pre-public internet
                                                                                           commerce company).
-----------------------------------------------------------------------------------------------------------------------


                                                          39


-----------------------------------------------------------------------------------------------------------------------
                                                                              Number of
                                                                            Portfolios in
                        Position and                                         Fund Complex    Other Directorships
Name, Age, and            Length of                                          Overseen by     Held Outside Fund
Address(1)              Time Served(2)     Principal Occupation(s)(3)          Trustee       Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
Candace L. Straight     Trustee       Private investor and consultant           28         Director, Providence
(54)                     since        specializing in the insurance                        Washington (property
                         1983         industry; Advisory Director of                       and casualty
                                      Securities Capital LLC (a global                     insurance company),
                                      private equity investment firm                       December 1998 to
                                      dedicated to making investments                      present; Director,
                                      in the insurance sector).                            Summit Global
                                                                                           Partners (insurance
                                                                                           brokerage firm),
                                                                                           October 2000 to
                                                                                           present)
-----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)     Trustee       Regional Manager for Atlanta              28
                         since        Region, Ford Motor Credit
                         2000         Company since August, 1997;
                                      prior thereto, President, Ford
                                      Life Insurance Company, April
                                      1995 until August 1997.
-----------------------------------------------------------------------------------------------------------------------
Trustees who are "Interested Persons"
-----------------------------------------------------------------------------------------------------------------------
Michael M. Kassen (49) President and  Executive Vice President and              28         Executive Vice
                          Trustee     Chief Investment Officer of                          President, Chief
                           since      Neuberger Berman since 1999;                         Investment Officer
                           2000       Executive Vice President and                         and Director of
                                      Chief Financial Officer of NB                        Neuberger Berman
                                      Management from November 1999 to                     Inc. (holding
                                      March 2000; Vice President of NB                     company) since 1999;
                                      Management from 1990 until 1999;                     Chairman since May
                                      Partner or Principal of                              2000 and Director of
                                      Neuberger Berman from 1993.                          NB Management since
                                                                                           January 1996.
-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (73)  Trustee       Member, Investment Policy                 28         Director of Legg
                         since        Committee, Edward Jones, 1993 -                      Mason, Inc.
                         2000         2001; President of the                               (financial services
                                      Securities Industry Association                      holding company),
                                      ("SIA") (securities industry's                       1993 to present;
                                      representative in government                         Director, Boston
                                      relations and regulatory matters                     Financial Group
                                      at the federal and state levels)                     (real estate and tax
                                      from 1974 - 1992; Adviser to SIA                     shelters) 1993-1999.
                                      from November 1992 -November
                                      1993.
-----------------------------------------------------------------------------------------------------------------------


                                                          40

-----------------------------------------------------------------------------------------------------------------------
                                                                            Number of
                                                                          Portfolios in
                        Position and                                       Fund Complex    Other Directorships
Name, Age, and            Length of                                        Overseen by     Held Outside Fund
Address(1)              Time Served(2)     Principal Occupation(s)(3)        Trustee       Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman (42)  Chairman of the  Executive Vice President of             28        Executive Vice
                        Board, Chief    Neuberger Berman since 1999;                      President and
                         Executive      Principal of Neuberger Berman                     Director of
                        Officer and     from 1997 until 1999; Senior                      Neuberger Berman
                          Trustee       Vice President of NB Management                   Inc. (holding
                           since        from 1996 until 1999; Director                    company) since 1999;
                            1999        of Institutional Services of NB                   President and
                                        Management from 1988 until 1996.                  Director of NB
                                                                                          Management since 1999.
-----------------------------------------------------------------------------------------------------------------------
(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

*        Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr.
         O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg
         Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to
         Acquiring Fund and other funds for which NB Management serves as investment manager.


INFORMATION ABOUT THE OFFICERS OF THE TRUST

                                POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)          TIME SERVED(2)                       PRINCIPAL OCCUPATION(S) (3)
--------------------------          --------------                       ---------------------------
Claudia A. Brandon (45)        Secretary since 1986            Vice President-Mutual Fund Board Relations
                                                               of NB Management since 2000; Vice President
                                                               of Neuberger Berman since 2002 and Employee
                                                               since 1999; Vice President of NB Management
                                                               from 1986 to 1999; Secretary of two other
                                                               mutual funds for which NB Management acts as
                                                               investment manager and administrator.

Robert Conti (45)              Vice President since 2000       Vice President of Neuberger Berman since
                                                               1999; Senior Vice President of NB Management
                                                               since 2000; Controller of NB Management
                                                               until 1996; Treasurer of NB Management from
                                                               1996 until 1999; Vice President of two other
                                                               mutual funds for which NB Management acts as
                                                               investment manager and administrator since
                                                               2000.

                                                            41

                                POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)          TIME SERVED(2)                       PRINCIPAL OCCUPATION(S) (3)
--------------------------          --------------                       ---------------------------

Stacy Cooper-Shugrue (38)      Assistant Secretary since 1991  Employee of Neuberger Berman since 1999;
                                                               Assistant Vice President of NB Management
                                                               from 1993 to 1999; Assistant Secretary of
                                                               two other mutual funds for which NB
                                                               Management acts as investment manager and
                                                               administrator.

Barbara DiGiorgio (43)         Assistant Treasurer since 1996  Vice President of Neuberger Berman since
                                                               1999; Assistant Vice President of NB
                                                               Management from 1993 to 1999; Assistant
                                                               Treasurer since 1996 of two other mutual
                                                               funds for which NB Management acts as
                                                               investment manager and administrator.

Brian J. Gaffney (48)          Vice President since 2000       Managing Director of Neuberger Berman since
                                                               1999; Senior Vice President of NB Management
                                                               since 2000; Vice President of NB Management
                                                               from 1997 until 1999; Vice President of two
                                                               other mutual funds for which NB Management
                                                               acts as investment manager and administrator
                                                               since 2000.

Richard Russell (55)           Treasurer and Principal         Vice President of Neuberger Berman since
                               Financial and Accounting        1999; Vice President of NB Management from
                               Officer since 1993              1993 until 1999; Treasurer and Principal
                                                               Financial and Accounting Officer of two
                                                               other mutual funds for which NB Management
                                                               acts as investment manager and
                                                               administrator.

Frederic B. Soule (54)         Vice President since 2000       Vice President of Neuberger Berman since
                                                               1999; Vice President of NB Management from
                                                               1995 until 1999; Vice President of two other
                                                               funds for which NB Management acts as
                                                               investment manager and administrator since
                                                               2000.

Celeste Wischerth (40)         Assistant Treasurer since 1993  Vice President of Neuberger Berman since
                                                               1999; Assistant Vice President of NB
                                                               Management from 1994 to 1999; Assistant
                                                               Treasurer since 1996 of two other mutual
                                                               funds for which NB Management acts as
                                                               investment manager and administrator.
--------------------

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


THE BOARD OF TRUSTEES

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of Acquiring Fund and reviews and approves Acquiring Fund's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of Acquiring Fund's management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally Acquiring Fund's accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of Acquiring Fund's financial statements and the independent audit thereof; and
(c) to act as a liaison between Acquiring Fund's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), and Peter P. Trapp. During the fiscal year ended 10/31/01, the Committee met three times.

         CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended 10/31/01, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Fund Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip. During the fiscal year ended 10/31/01, the Committee held two meetings.

         EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended 10/31/01, the Committee did not hold any meetings.

         NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Fund Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended 10/31/01, the Committee met [two] times.

         PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to Acquiring Fund and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Fund
Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 10/31/01, the Committee met two times.

         PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing Acquiring Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom
D. Seip and Peter P. Trapp. All members except for Mr. Kassen and Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended 10/31/01, the Committee met three times.

         The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Income Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/01


                                                                    Total Compensation from
                                           Aggregate              Investment Companies in the
                                          Compensation                  Neuberger Berman
Name and Position With the Trust         from the Trust          Fund Complex Paid to Trustees
--------------------------------         --------------          -----------------------------
INDEPENDENT TRUSTEES

John Cannon                               $27,226                           $68,750
Trustee

Faith Colish                              $14,726                           $73,000
Trustee                                                          (5 other investment companies)

Walter G. Ehlers                          $14,726                           $65,000
Trustee

C. Anne Harvey                            $14,726                           $65,500
Trustee

Barry Hirsch                              $27,226                           $68,750
Trustee

Robert A. Kavesh                          $26,476                           $68,000
Trustee

Howard A. Mileaf                          $14,726                           $75,000
Trustee                                                          (4 other investment companies)

John P. Rosenthal                         $14,726                           $65,250
Trustee                                                          (4 other investment companies)

William E. Rulon                          $26,476                           $68,000
Trustee

Cornelius T. Ryan                         $15,476                           $69,500
Trustee                                                          (3 other investment companies)

Tom Decker Seip                           $14,726                           $64,250
Trustee

Gustave H. Shubert                        $13,601                           $61,850
Trustee                                                          (3 other investment companies)

Candace L. Straight                       $23,332                           $66,250
Trustee

Peter P. Trapp                            $15,476                           $62,000
Trustee


                                                45

                                                                    Total Compensation from
                                           Aggregate              Investment Companies in the
                                          Compensation                  Neuberger Berman
Name and Position With the Trust         from the Trust          Fund Complex Paid to Trustees
--------------------------------         --------------          -----------------------------

TRUSTEES WHO ARE "INTERESTED PERSONS"

Michael M. Kassen                           $0                                 $0
Trustee

Edward I. O'Brien                         $15,476                           $65,000
Trustee                                                          (3 other investment companies)

Peter E. Sundman                            $0                                 $0
Trustee

         As of the date of this SAI, Acquiring Fund had no operations, therefore the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Acquiring Fund.

OWNERSHIP OF SECURITIES

         Set forth below is the dollar range of equity securities owned by each Trustee.

-------------------------------------------------------------------------------------------------------------------------
                                     DOLLAR RANGE OF EQUITY SECURITIES
                                       IN NEUBERGER BERMAN ADVISERS      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                          MANAGEMENT TRUST AS             ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
         NAME OF TRUSTEE                  OF DECEMBER 31, 2001            BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
John Cannon                                        None                                $50,001 - $100,000
-------------------------------------------------------------------------------------------------------------------------
Faith Colish                                       None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers                                   None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey                                     None                                       None
-------------------------------------------------------------------------------------------------------------------------
Barry Hirsch                                       None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                   None                                 $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                   None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal                                  None                                   Over $100,00
-------------------------------------------------------------------------------------------------------------------------
William E. Rulon                                   None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                  None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip                                    None                                       None
-------------------------------------------------------------------------------------------------------------------------
Candace L. Straight                                None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp                                     None                                 $10,001 - $50,000
-------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED
PERSONS"
-------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen                                  None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                  None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman                                   None                                   Over $100,000
-------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

         Set forth in the table below is information  regarding each Independent
Trustee's (and his/her immediate family members) share ownership in securities of Neuberger Berman and the ownership of securities in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies).

----------------------------------------------------------------------------------------------------------------------
     NAME OF DIRECTOR        NAME OF OWNERS
                            AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
                               TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
----------------------------------------------------------------------------------------------------------------------
John Cannon                        N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Faith Colish                       N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers                   N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey                     N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Barry Hirsch                       N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh                   N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf                   N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
John P. Rosenthal                  N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
William E. Rulon                   N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                  N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Tom Decker Seip                    N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Candace L. Straight                N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp                     N/A               N/A                N/A                 $0              N/A
----------------------------------------------------------------------------------------------------------------------

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         NB Management serves as the investment manager to Acquiring Fund pursuant to a management agreement with the Trust, dated February 9, 2001 ("Management Agreement").

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for Acquiring Fund in its discretion and will continuously develop an investment program for Acquiring Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of Acquiring Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to Acquiring Fund, although NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to Acquiring Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as a trustees and/or officers of the Trust. See "Trustees and Officers." Acquiring Fund pays NB Management a management fee based on Acquiring Fund's average daily net assets, as described below.

         NB Management provides facilities, services, and personnel to Acquiring Fund pursuant to an administration agreement with the Trust dated February 9, 2001 ("Administration Agreement"). For such administrative services, the Investor Class of Acquiring Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

         Under the Administration Agreement for the Investor Class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by Acquiring Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of Acquiring Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, NB Management or Acquiring Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

         For investment management services, Acquiring Fund pays NB Management a fee at the annual rate of 0.48% of average daily net assets.

         NB Management provides administrative services to Acquiring Fund that include furnishing facilities and personnel for Acquiring Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Investor Class of Acquiring Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With Acquiring Fund's consent NB Management may subcontract to third parties some of its responsibilities to Acquiring Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provides such services.

WAIVERS AND REIMBURSEMENTS

         NB Management has contractually undertaken to reimburse the Investor Class of Acquiring Fund so that the total operating expenses of the Investor Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 1.00% of average daily net assets. This undertaking lasts until October 31, 2005. The Investor Class of Acquiring Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.00% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

          The Management Agreement continues until June 30, 2003. The Management Agreement is renewable thereafter from year to year with respect to Acquiring Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to Acquiring Fund for a period of two years after the date Acquiring Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to Acquiring Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

          The Management Agreement is terminable, without penalty, with respect to Acquiring Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to Acquiring Fund on 60 days' written notice either by NB Management or by the Trust. The Agreement terminates automatically if it is assigned.

SUB-ADVISER

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to Acquiring Fund pursuant to a sub-advisory agreement dated February 9, 2001 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

         The Sub-Advisory Agreement continues until June 30, 2003 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to Acquiring Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to Acquiring Fund if it is assigned or if the Management Agreement terminates with respect to that Fund.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.


BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS

         In approving the Management and Sub-Advisory Agreements for Acquiring Fund, the Board primarily considered the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to Acquiring Fund.

         With respect to the nature and quality of the services provided, the Board considered, among other things, the fact that the Lipper Fund portfolio managers would become employees of Neuberger Berman and would join Robert Franklin, the portfolio manager of Neuberger Fund, in managing Acquiring Fund. The Board also considered the resources that NB Management plans to devote to managing Acquiring Fund and the firm's fixed-income research and trading capabilities. They discussed the recent and long-term performance of Neuberger Fund. They also considered NB Management's and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

         With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds pursuing a comparable investment strategy to Acquiring Fund. The Board also considered the contractual limits on Acquiring Fund expenses undertaken by NB Management.

         The Board concluded that the fees and other benefits likely to accrue to NB Management and its affiliates by virtue of their relationship to Acquiring Fund are reasonable in comparison with the benefits accruing to Acquiring Fund. The Board also concluded that approval of the Management and Sub-Advisory Agreements was in the best interests of Acquiring Fund shareholders. These matters were considered by the Independent Fund Trustees working with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management.

INVESTMENT COMPANIES MANAGED

         As of March 28, 2002, the investment companies managed by NB Management had aggregate net assets of approximately $19.7 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
NAME                                                              March 28, 2002
----                                                              --------------

Neuberger Berman Cash Reserves....................................$788,888,958

Neuberger Berman Government Money Fund..........................$1,337,984,108

Neuberger Berman High Yield Bond Fund..............................$21,226,149

Neuberger Berman Institutional Cash Fund .......................$2,568,837,809

Neuberger Berman Limited Maturity Bond Fund.......................$235,714,612

Neuberger Berman Municipal Money Fund.............................$400,899,747

Neuberger Berman Municipal Securities Trust........................$31,220,079

Neuberger Berman Century Fund......................................$16,012,148

Neuberger Berman Fasciano Fund....................................$236,022,077

Neuberger Berman Focus Fund.....................................$2,079,823,811

Neuberger Berman Genesis Fund...................................$4,211,759,759

Neuberger Berman Guardian Fund..................................$2,396,350,046

Neuberger Berman International Fund................................$91,063,761

Neuberger Berman Manhattan Fund...................................$466,917,811

Neuberger Berman Millennium Fund..................................$114,222,436

Neuberger Berman Partners Fund..................................$2,143,883,935

Neuberger Berman Regency Fund......................................$41,880,229

Neuberger Berman Socially Responsive Fund.........................$118,668,092

                                                                     Approximate
                                                                   Net Assets at
NAME                                                              March 28, 2002
----                                                              --------------

Neuberger Berman Technology Fund....................................$7,653,133

Advisers Management Trust.......................................$2,362,488,485

         The investment decisions concerning Acquiring Fund and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from Acquiring Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and Acquiring Fund to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when Acquiring Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to Acquiring Fund, in other cases it is believed that Acquiring Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of Acquiring Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         Acquiring Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including Acquiring Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

         The Trust, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. Acquiring Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Fund they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN

         The directors and officers of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Thomas J. Gengler, Jr., Senior Vice President; Joseph K. Herlihy, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

         The officers and employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Operating Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Phillip Ambrosio, Senior Vice President; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Irene Ashkenazy, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Thomas E. Gengler Jr., Senior Vice President; Amy Gilfenbaum, Senior Vice President; Brian
E. Hahn, Senior Vice President; Judith Ann Kenney, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Domenick Migliorato, Senior Vice President; Jane Ringel, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Thomas Tapen, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Robert Traversa, Senior Vice President; Frank J. Tripodi, Senior Vice President; and Marvin C. Schwartz, Managing Director.

         Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Operating Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.

                            DISTRIBUTION ARRANGEMENTS

         Acquiring Fund offers one class of shares, known as Investor Class.

DISTRIBUTOR

         NB Management serves as the distributor ("Distributor") in connection with the offering of Acquiring Fund's shares. Investor Class shares are offered on a no-load basis.

         In connection with the sale of its shares, Acquiring Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus/Proxy Statement and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus/Proxy Statement, which may be delivered personally, through the mails, or by electronic means. The Distributor is Acquiring Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of Acquiring Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

         For Acquiring Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of Acquiring Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of Acquiring Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer Acquiring Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         The Trust, on behalf of Acquiring Fund, and the Distributor are parties to a Distribution Agreement with respect to each Class ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2002. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of Acquiring Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

         Acquiring Fund's shares are bought or sold at a price that is Acquiring Fund's NAV per share. The NAV for the Investor Class of Acquiring Fund is calculated by subtracting total liabilities of that class from total assets attributable to the class (the market value of the securities Acquiring Fund holds plus cash and other assets). The per share NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that class and rounding the result to the nearest full cent. Acquiring Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          Acquiring Fund values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Trust believe accurately reflects fair value. Acquiring Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. Acquiring Fund calculates its NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          If NB Management believes that the price of a security obtained under Acquiring Fund's valuation procedures (as described above) does not represent the amount that Acquiring Fund reasonably expects to receive on a current sale of the security, Acquiring Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

         Acquiring Fund's Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

         Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus/Proxy Statement entitled "Maintaining Your Account," Acquiring Fund's Investor Class shareholders may redeem at least $1,000 worth of Acquiring Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Equity, Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS
------------

    Neuberger Berman Century Fund               Invests mainly  in common stocks
                                                of          large-capitalization
                                                companies.  The manager seeks to
                                                buy   companies    with   strong
                                                earnings    growth    and    the
                                                potential  for higher  earnings,
                                                priced  at   attractive   levels
                                                relative to their growth rates.

    Neuberger Berman Fasciano Fund              Seeks long-term  capital growth.
                                                The  portfolio  manager also may
                                                consider  a  company's potential
                                                for  income  prior to  selecting
                                                it for the Fund.  The  Fund will
                                                invest  primarily in the  common
                                                stocks   of   smaller  companies
                                                i.e.,   those   with      market
                                                capitalizations  of less    than
                                                $1.5  billion  at the time   the
                                                Fund first  invests in them.  In
                                                selecting  companies   that  the
                                                manager believes will appreciate
                                                in  price,   the  manager   will
                                                invest   the  Fund  in   smaller
                                                companies        that        are
                                                under-followed   by  major  Wall
                                                Street   brokerage   houses  and
                                                large asset management firms.

    Neuberger Berman Focus Fund                 Invests  principally  in  common
                                                stocks    selected    from    13
                                                multi-industry  sectors  of  the
                                                economy.  To maximize  potential
                                                return,  the Fund normally makes
                                                90% or more  of its  investments
                                                in not more than six  sectors of
                                                the economy believed by the Fund
                                                managers to be undervalued.

    Neuberger Berman Genesis Fund               Invests  primarily in  stocks of
                                                companies   with  small   market
                                                capitalizations   (up  to   $1.5
                                                billion   at  the  time  of  the
                                                Fund's     investment).     Fund
                                                managers  seek to buy the stocks
                                                of  strong   companies   with  a
                                                history of solid performance and
                                                a proven  management team, which
                                                are   selling   at    attractive
                                                prices.

    Neuberger Berman Guardian Fund              A  growth and  income  fund that
                                                invests  primarily  in stocks of
                                                established,        high-quality
                                                companies   that  are  not  well
                                                followed  on Wall  Street or are
                                                temporarily out of favor.

    Neuberger Berman International Fund         Seeks     long-term      capital
                                                appreciation     by    investing
                                                primarily  in foreign  stocks of
                                                any   capitalization,   both  in
                                                developed   economies   and   in
                                                emerging  markets.  Fund manager
                                                seeks  undervalued  companies in
                                                countries with strong  potential
                                                for growth.


    Neuberger Berman Manhattan Fund             Invests  in  securities believed
                                                to have  the  maximum  potential
                                                for      long-term       capital
                                                appreciation. Fund managers seek
                                                stocks  of  companies  that  are
                                                projected     to     grow     at
                                                above-average   rates  and  that
                                                appear  to the  managers  poised
                                                for  a  period  of   accelerated
                                                earnings.

EQUITY FUNDS
------------

    Neuberger Berman Millennium Fund            Seeks   long-term   growth    of
                                                capital by  investing  primarily
                                                in     common      stocks     of
                                                small-capitalization  companies,
                                                which it defines as those with a
                                                total  market  value  of no more
                                                than $1.5 billion at the time of
                                                initial  investment.   The  Fund
                                                co-managers    take   a   growth
                                                approach  to  stock   selection,
                                                looking for new  companies  that
                                                are in the  developmental  stage
                                                as well as older  companies that
                                                appear poised to grow because of
                                                new    products,    markets   or
                                                management.      Factors      in
                                                identifying   these   firms  may
                                                include  financial  strength,  a
                                                strong   position   relative  to
                                                competitors  and a  stock  price
                                                that is  reasonable  relative to
                                                its growth rate.

    Neuberger Berman Partners Fund              Seeks capital growth  through an
                                                approach  that  is  intended  to
                                                increase capital with reasonable
                                                risk.  The Fund manager looks at
                                                fundamentals,           focusing
                                                particularly   on   cash   flow,
                                                return  on  capital,  and  asset
                                                values.

    Neuberger Berman Real Estate Fund           The  fund  seeks  total   return
                                                through   investment   in   real
                                                estate  securities,  emphasizing
                                                both  capital  appreciation  and
                                                current income. The fund manager
                                                primarily   invests  the  fund's
                                                assets  in   equity   securities
                                                issued by real estate investment
                                                trusts  and  common  stocks  and
                                                other securities issued by other
                                                real estate companies

    Neuberger Berman Regency Fund               Seeks    long-term   growth   of
                                                capital by  investing  primarily
                                                in     common      stocks     of
                                                mid-capitalization     companies
                                                which the manager  believes have
                                                solid fundamentals.


    Neuberger Berman Socially Responsive Fund   Seeks     long-term      capital
                                                appreciation   by  investing  in
                                                common stocks of companies  that
                                                meet both  financial  and social
                                                criteria.

INCOME FUNDS
------------

Neuberger Berman               A money market fund  seeking the highest  current
Cash Reserves                  income  consistent  with  safety  and  liquidity.
                               The Fund  invests in  high-quality  money  market
                               instruments.  The Fund also may engage in reverse
                               repurchase  agreements and securities lending. It
                               seeks  to  maintain  a  constant   purchase   and
                               redemption price of $1.00.

Neuberger Berman               A  U.S.  Government  money  market  fund  seeking
Government Money Fund          maximum  safety  and  liquidity  and  the highest
                               available  current  income.  The Fund  invests in
                               securities  issued or  guaranteed as to principal
                               or interest by the U.S. Government,  its agencies
                               and  instrumentalities  and repurchase agreements
                               on such  securities.  The Fund also may engage in
                               reverse  repurchase   agreements  and  securities
                               lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman               Seeks   the  highest  current  income  consistent
Limited Maturity Bond Fund     with  low  risk  to principal and liquidity  and,
                               secondarily,  total  return.  The Fund invests in
                               debt  securities,   primarily  investment  grade;
                               maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.


MUNICIPAL FUNDS
---------------
Neuberger Berman Municipal     A money  market  fund  seeking     the    maximum
Money Fund                     current  income  exempt from federal income  tax,
                               consistent with safety and liquidity. The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal     Seeks  high   current   tax-exempt  income   with
Securities   Trust             low    risk    to   principal,   limited    price
                               fluctuation,   and  liquidity  and,  secondarily,
                               total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

         Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

         Before effecting an exchange, Acquiring Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

         Each Fund may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

          The right to redeem Acquiring Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of Acquiring Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

          As noted in the Prospectus/Proxy Statement, Acquiring Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4 p.m. The NYSE may occasionally close early, E.G. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Acquiring Fund will generally price its shares as of the earlier closing time.

REDEMPTIONS IN KIND

          Acquiring Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. Acquiring Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of Acquiring Fund shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

          Acquiring  Fund   distributes  to  its  Investor  Class   shareholders
substantially all of its net investment income (after deducting expenses attributable to the Class) and any net capital gains (both long-term and short-term) and net gains from foreign currency transactions earned or realized. Acquiring Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in Acquiring Fund's NAV until they are paid. Acquiring Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of Acquiring Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

          Acquiring Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

          A cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, however, Acquiring Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or Acquiring Fund in writing to request that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF ACQUIRING FUND

         To qualify for treatment as a RIC under the Code, Acquiring Fund - which is treated as a separate corporation for federal income tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) Acquiring Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of Acquiring Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of Acquiring Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, Acquiring Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders in a timely manner. If Acquiring Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of Acquiring Fund's earnings and profits. In addition, Acquiring Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         Acquiring Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Acquiring Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

         Dividends and interest Acquiring Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The use by Acquiring Fund of hedging strategies, such as writing (selling) and purchasing options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments Acquiring Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Acquiring Fund's exchange-traded futures contracts, "nonequity" options (i.e. certain listed options such as those on a "broad-based" index), and certain foreign currency contracts that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of its taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.
Section 1256 contracts are also marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that Acquiring Fund must distribute to satisfy the Distribution Requirement (i.e. with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without in either case increasing the cash available to it. Acquiring Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         Section 988 of the Code also may apply to Forward Contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

         When a covered call option written (sold) by Acquiring Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When Acquiring Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by Acquiring Fund is exercised, Acquiring Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If Acquiring Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, Acquiring Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or Forward Contract Acquiring Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and Acquiring Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is Acquiring Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Acquiring Fund may invest in bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a market discount bond purchased by Acquiring Fund (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity, unless Acquiring Fund elects to accrue market discount on a constant interest basis. In lieu of treating the disposition gain as described above, Acquiring Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

          Acquiring Fund may acquire zero coupon or other securities issued with OID. Acquiring Fund may also acquire pay-in-kind securities, which pay interest through the issuance of additional securities. As a holder of those securities, Acquiring Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because Acquiring Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, Acquiring Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from Acquiring Fund's cash assets or, if necessary, from the proceeds of sales of Acquiring Fund's securities. Acquiring Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF ACQUIRING FUND'S SHAREHOLDERS

         If shares of Acquiring Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Acquiring Fund is required to withhold 30% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide Acquiring Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described in "Maintaining Your Account" in Appendix B to the Prospectus/Proxy Statement, Acquiring Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section
403(b)(7) account), Acquiring Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. Acquiring Fund typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

          In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), Acquiring Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. NB Management also may consider the brokerage and research services that broker-dealers provide to Acquiring Fund or NB Management. Under certain conditions, Acquiring Fund may pay higher brokerage commissions in return for brokerage and research services. In any case, Acquiring Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data). Such research may sometimes be available for cash purchase. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in return for brokerage may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services, Neuberger Berman always considers its best execution obligation.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit Acquiring Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for Acquiring Fund's benefit.

          No affiliate of Acquiring Fund receives give-ups or reciprocal business in connection with its portfolio transactions. Acquiring Fund does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of Acquiring Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, Acquiring Fund unless an appropriate exemption is available.

         Wayne Plewniak will become the Senior Portfolio Manager and Daniella Lipper Coules will become a Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group. Mr. Plewniak and Ms. Coules along with Robert S. Franklin, another Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group, will manage Acquiring Fund. Mr. Plewniak and Ms. Coules will each also become a Managing Director of Neuberger Berman, LLC, and a Vice President of NB Management.

PORTFOLIO TURNOVER

          Acquiring Fund calculates its portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by Acquiring Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by Acquiring Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of Acquiring Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for Acquiring Fund. Acquiring Fund's statements show the investments owned by it and the market values thereof and provide other information about Acquiring Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

         Acquiring Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Income Funds."

         DESCRIPTION OF SHARES. Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of Acquiring Fund represent equal proportionate interests in the assets of Acquiring Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of Acquiring Fund. The trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of Acquiring Fund or Class entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, solely by reason of being a shareholder.

         OTHER. Because Trust Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

         Acquiring Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as Acquiring Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of
Acquiring Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                              INDEPENDENT AUDITORS

         Acquiring Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Acquiring   Fund  has  selected   Kirkpatrick   &  Lockhart  LLP,  1800
Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The Acquiring Fund is new, has no operations, and therefore has no beneficial and record owners of more than five percent of the Fund as of the date of this SAI.

                             REGISTRATION STATEMENT

         This SAI and the Prospectus/Proxy Statement do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus/Proxy Statement. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding Acquiring Fund.

         Statements contained in this SAI and in the Prospectus/Proxy Statement as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

          The following financial statements and related documents are incorporated herein by reference from the Lipper Fund's Annual Report to shareholders for the fiscal year ended December 31, 2001 and Neuberger Fund's Annual Report to shareholders for the fiscal year ended October 31, 2001:

                   The audited financial statements of Lipper Fund and notes thereto for the fiscal year ended December 31, 2001, and the reports of PricewaterhouseCoopers LLP, independent auditors, with respect to such audited financial statements.

                   The audited financial statements of Neuberger Fund and notes thereto for the fiscal year ended October 31, 2001, and the reports of Ernst & Young LLP, independent accountants, with respect to such audited financial statements.

         Acquiring Fund has not yet commenced operations and thus has no financial information of its own. If the reorganizations are approved by shareholders of Lipper Fund, Acquiring Fund will adopt the Lipper Fund's Premier Class historical financial information.

                           NOTES TO PRO FORMA COMBINED
                        FINANCIAL STATEMENTS (UNAUDITED)

         The accompanying unaudited Pro Forma Combined Schedule of Investments and Statements of Assets and Liabilities as of October 31, 2001 and Statement of Operations for the fiscal year ended October 31, 2001 are intended to present the financial condition and related results of operations of Acquiring Fund as if the reorganizations with Lipper Fund and Neuberger Fund had been consummated on that date. Certain expenses have been adjusted to reflect the expected operations of the combined entities.

         Under the Plans, Lipper L.L.C. and NB Management will equally bear solicitation costs which are expected to total approximately $27,000. The pro forma combined financial statements reflect the expense cap of Acquiring Fund, 1.00% of the average daily net assets of the Fund.

         The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganizations occurred at October 31, 2001. The pro forma combined financial statements should be read in conjunction with the separate annual audited financial statements of the Lipper Fund and Neuberger Fund incorporated by reference into this Statement of Additional Information. The statements assume that the shareholders of Lipper Fund and Neuberger Fund have approved reorganization into Acquiring Fund. Reorganization of Neuberger Fund into Acquiring Fund assumes that exemptive relief under section 17(a) of the 1940 Act has been granted.

                                                                October 31, 2001

                                           PRO FORMA COMBINED SCHEDULE OF INVESTMENTS


 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)

                         MORTGAGE-BACKED SECURITIES (1.4%)
     $ 487               GE Capital Mortgage Services, Inc., REMIC Pass-Through
                         Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29                    $421
       747               Morgan Stanley Capital I, Inc., Commercial Mortgage                          593
                         Pass-Through Certificates, Ser. 1998-HF2, Class G, 6.01%, due
                         11/15/30
       646               Wells Fargo, Mortgage Pass-Through Certificates, Ser. 2001-3,                584
                         Class B4, 7.00%, due 2/25/31
                                                                                          --------------------------------
                         TOTAL MORTGAGE-BACKED SECURITIES (COST $1,341, $0,
                         AND $1,341, RESPECTIVELY)                                                  1,598               0
                                                                                          --------------------------------

                         CORPORATE DEBT SECURITIES (78.2%)
                   1,000 Adelphia Communications Corp., 7.50%, due 1/15/04                                           $975
                     750 AdvancePCS, 8.50%, due 4/1/08                                                                784
       100               Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11                  105
                     875 AK Steel Corp., 9.13%, due 12/15/06                                                          871
       250               AK Steel Corp., Senior Notes, 7.88%, due 2/15/09                             234
       200         1,000 Alliant Techsystems, Inc., Senior Subordinated Notes,8.50%, due              210           1,058
                         5/15/11

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                               PRO FORMA
 BOND FUND     BOND FUND                                        ADJUSTMENTS   1         COMBINED
---------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                      MARKET VALUE
  (000'S OMITTED)                                              (000'S OMITTED)          (000'S OMITTED)
MORTGAGE-BACKED SECURITIES (1.4%)
GE Capital Mortgage Services, Inc., REMIC Pass-Through
Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29                                     $421
Morgan Stanley Capital I, Inc., Commercial Mortgage                                           593
Pass-Through Certificates, Ser. 1998-HF2, Class G, 6.01%, due
11/15/30
Wells Fargo, Mortgage Pass-Through Certificates, Ser. 2001-3,                                 584
Class B4, 7.00%, due 2/25/31
                                                                ----------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (COST $1,341, $0,
AND $1,341, RESPECTIVELY)                                                                   1,598
                                                                ----------------------------------

CORPORATE DEBT SECURITIES (78.2%)
Adelphia Communications Corp., 7.50%, due 1/15/04                                             975
AdvancePCS, 8.50%, due 4/1/08                                                                 784
Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11                                   105
AK Steel Corp., 9.13%, due 12/15/06                                                           871
AK Steel Corp., Senior Notes, 7.88%, due 2/15/09                                              234
Alliant Techsystems, Inc., Senior Subordinated Notes,8.50%, due                             1,268
5/15/11


                                        69A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
       100               Allied Waste North America, Inc., Guaranteed Senior
                         Subordinated Notes, Ser. B, 7.88%, due 1/1/09                                 99
       250               Allied Waste North America, Inc., Senior Subordinated Notes,                 253
                         Ser. B,10.00%, due 8/1/09
                     500 Allied Waste North America, Inc., Ser. B, 7.38%, due 1/1/04                                  497
                     375 Allied Waste North America, Inc., Ser. B, 7.63%, due 1/1/06                                  381
                     250 Allied Waste North America, Inc., Ser. B, 8.88%, due 4/1/08                                  255
       160               AMERCO, Senior Notes, 8.80%, due 2/4/05                                      166
       100               American Cellular Corp., Senior Subordinated Notes,
                         9.50%, due 10/15/09                                                          101
        50               American Standard, Inc., Debentures, 9.25%, due 12/1/16                       50
       150               American Standard, Inc., Senior Notes, 7.38%, due 4/15/05                    153
                     500 American Tower Corp., 9.38%, due 2/1/09                                                      405
       100           500 Amerigas Partners L.P., Senior Notes, 8.88%, due 5/20/11                     103             520
                   1,000 Amerigas Partners L.P., Ser. B, 10.13%, due 4/15/07                                        1,040
       100         1,000 AmerisourceBergen Corp., Senior Notes, 8.13%, due 9/1/08                     105           1,065
                     500 AmerisourceBergen Corp. (Bergen Brunswig Corp.), 7.38$, due                                  516
                         1/15/03
                   1,000 AMETEK Inc., 7.20%, due 7/15/08                                                            1,008
        30               Amkor Technology, Inc., Senior Notes, 9.25%, due 5/1/06                       26
                   1,000 Amphenol Corp., 9.88%, due 5/15/07                                                         1,040
       100               Applied Extrusion Technologies, Inc., Senior Notes, 10.75%, due              105
                         7/1/11

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                               PRO FORMA
 BOND FUND     BOND FUND                                        ADJUSTMENTS   1         COMBINED
---------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                      MARKET VALUE
  (000'S OMITTED)                                              (000'S OMITTED)          (000'S OMITTED)
      Allied Waste North America, Inc., Guaranteed Senior
      Subordinated Notes, Ser. B, 7.88%, due 1/1/09                                           99
      Allied Waste North America, Inc., Senior Subordinated Notes,                           253
      Ser. B,10.00%, due 8/1/09
  500 Allied Waste North America, Inc., Ser. B, 7.38%, due 1/1/04                            497
  375 Allied Waste North America, Inc., Ser. B, 7.63%, due 1/1/06                            381
  250 Allied Waste North America, Inc., Ser. B, 8.88%, due 4/1/08                            255
      AMERCO, Senior Notes, 8.80%, due 2/4/05                                                166
      American Cellular Corp., Senior Subordinated Notes,
      9.50%, due 10/15/09                                                                    101
      American Standard, Inc., Debentures, 9.25%, due 12/1/16                                 50
      American Standard, Inc., Senior Notes, 7.38%, due 4/15/05                              153
  500 American Tower Corp., 9.38%, due 2/1/09                                                405
  500 Amerigas Partners L.P., Senior Notes, 8.88%, due 5/20/11                               623
1,000 Amerigas Partners L.P., Ser. B, 10.13%, due 4/15/07                                  1,040
1,000 AmerisourceBergen Corp., Senior Notes, 8.13%, due 9/1/08                             1,170
  500 AmerisourceBergen Corp. (Bergen Brunswig Corp.), 7.38$, due                            516
      1/15/03
1,000 AMETEK Inc., 7.20%, due 7/15/08                                                      1,008
      Amkor Technology, Inc., Senior Notes, 9.25%, due 5/1/06                                 26
1,000 Amphenol Corp., 9.88%, due 5/15/07                                                   1,040
      Applied Extrusion Technologies, Inc., Senior Notes, 10.75%, due                        105
      7/1/11


                                       70A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
        75               Armkel LLC, Senior Subordinated Notes, 9.50%, due 8/15/09                     78
                   1,000 BE Aerospace, Inc., Ser. B, 8.00%, due 3/1/08                                                755
       210               Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08                       220
                   1,125 Boise Cascade Corp., 9.85%, due 6/15/02                                                    1,162
        75               Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                           76
                   1,000 Buckeye Technologies, Inc., 8.50%, due 12/15/05                                              930
       250               Bulong Operations Ltd., Senior Secured Notes, 12.50%, due                      5
                         12/15/08
                   1,000 Calpine Corp., 7.63%, due 4/15/06                                                          1,019
       150               Calpine Corp., Senior Notes, 8.63%, due 8/15/10                              151
                   1,000 Canandaigua Brands, Inc., 8.75%, due 12/15/03                                              1,007
       150               Canandaigua Brands, Inc., Senior Subordinated Notes,
                         8.50%, due 3/1/09                                                            154
                   1,000 CNH Global N.V. (Case Corp.), Ser. B, 6.25%, due 12/1/03                                     905
       175               Charter Communications Holdings, LLC, Senior Notes,
                         8.63%, due 4/1/09                                                            167
       150               Chesapeake Energy Corp., Senior Notes, 8.13%, due 4/1/11                     146
        50               CMS Energy Corp., Senior Notes, 7.63%, due 11/15/04                           50
        50           500 CMS Energy Corp., Senior Notes, Ser. B, 6.75%, due 1/15/04                    50             496
                     925 Cogentrix Energy, Inc., 8.10%, due 3/15/04                                                   969
                     750 Columbus McKinnon Corp., 8.50%, due 4/1/08                                                   649
       100               Conseco, Inc., Notes, 8.50%, due 10/15/02                                     72

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 75               Armkel LLC, Senior Subordinated Notes, 9.50%, due 8/15/09                                     78
            1,000 BE Aerospace, Inc., Ser. B, 8.00%, due 3/1/08                                                755
210               Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08                                       220
            1,125 Boise Cascade Corp., 9.85%, due 6/15/02                                                    1,162
 75               Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                                           76
            1,000 Buckeye Technologies, Inc., 8.50%, due 12/15/05                                              930
250               Bulong Operations Ltd., Senior Secured Notes, 12.50%, due                                      5
                  12/15/08
            1,000 Calpine Corp., 7.63%, due 4/15/06                                                          1,019
150               Calpine Corp., Senior Notes, 8.63%, due 8/15/10                                              151
            1,000 Canandaigua Brands, Inc., 8.75%, due 12/15/03                                              1,007
150               Canandaigua Brands, Inc., Senior Subordinated Notes,
                  8.50%, due 3/1/09                                                                            154
            1,000 CNH Global N.V. (Case Corp.), Ser. B, 6.25%, due 12/1/03                                     905
175               Charter Communications Holdings, LLC, Senior Notes,
                  8.63%, due 4/1/09                                                                            167
150               Chesapeake Energy Corp., Senior Notes, 8.13%, due 4/1/11                                     146
 50               CMS Energy Corp., Senior Notes, 7.63%, due 11/15/04                                           50
 50           500 CMS Energy Corp., Senior Notes, Ser. B, 6.75%, due 1/15/04                                   546
              925 Cogentrix Energy, Inc., 8.10%, due 3/15/04                                                   969
              750 Columbus McKinnon Corp., 8.50%, due 4/1/08                                                   649
100               Conseco, Inc., Notes, 8.50%, due 10/15/02                                                     72



                                       71A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
        50               Constellation Brands, Inc., Senior Notes, 8.00%, due 2/15/08                  52
       100               Core-Mark International, Inc., Senior Subordinated Notes,
                         11.38%, due 9/15/03                                                           94
        75               Cott Corp., Senior Notes, 8.50%, due 5/1/07                                   77
                     500 Crown Castle International Corp., 9.50%, due 8/1/11                                          432
        70           625 Crown Castle International Corp., Senior Notes, 10.75%, due                   66             584
                         8/1/11
                   1,000 CSC Holdings, Inc., 9.25%, due 11/1/05                                                     1,032
                   1,000 D.R. Horton, Inc., 8.38%, due 6/15/04                                                      1,007
       100               D.R. Horton, Inc., Senior Notes, 7.88%, due 8/15/11                           96
       100               Dana Corp., Senior Notes, 9.00%, due 8/15/11                                  87
        75               Dana Credit Corp., Medium-Term Notes, 7.25%, due 12/16/02                     73
                     500 Dayton Superior Corp., 13.00%, due 6/15/09                                                   500
       100               Delco Remy International, Inc., Senior Subordinated Notes,                   100
                         10.63%, due 8/1/06
       500               Diamond Brands, Inc., Senior Step Up Debentures,
                         Yielding 12.88%, due 4/15/09                                                   5
       100               DIMON, Inc., Senior Notes, 9.63%, due 10/15/11                               103
        75               Dole Foods Co., Inc., Debentures, 7.88%, due 7/15/13                          73
                     750 Dresser Inc., 9.38%, due 4/15/11                                                             784
       150               Dura Operating Corp., Senior Subordinated Notes, 9.00%, due                  128
                         5/1/09
                     875 El Paso Energy Partners, L.P. (Leviathan Gas Pipeline                                        949
                         Partners/Leviathan Finance Corp.), Ser. B, 10.38%, due 6/1/09

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 50               Constellation Brands, Inc., Senior Notes, 8.00%, due 2/15/08                                   52
100               Core-Mark International, Inc., Senior Subordinated Notes,
                  11.38%, due 9/15/03                                                                            94
 75               Cott Corp., Senior Notes, 8.50%, due 5/1/07                                                    77
              500 Crown Castle International Corp., 9.50%, due 8/1/11                                           432
 70           625 Crown Castle International Corp., Senior Notes, 10.75%, due                                   650
                  8/1/11
            1,000 CSC Holdings, Inc., 9.25%, due 11/1/05                                                      1,032
            1,000 D.R. Horton, Inc., 8.38%, due 6/15/04                                                       1,007
100               D.R. Horton, Inc., Senior Notes, 7.88%, due 8/15/11                                            96
100               Dana Corp., Senior Notes, 9.00%, due 8/15/11                                                   87
 75               Dana Credit Corp., Medium-Term Notes, 7.25%, due 12/16/02                                      73
              500 Dayton Superior Corp., 13.00%, due 6/15/09                                                    500
100               Delco Remy International, Inc., Senior Subordinated Notes,                                    100
                  10.63%, due 8/1/06
500               Diamond Brands, Inc., Senior Step Up Debentures,
                  Yielding 12.88%, due 4/15/09                                                                    5
100               DIMON, Inc., Senior Notes, 9.63%, due 10/15/11                                                103
 75               Dole Foods Co., Inc., Debentures, 7.88%, due 7/15/13                                           73
              750 Dresser Inc., 9.38%, due 4/15/11                                                              784
150               Dura Operating Corp., Senior Subordinated Notes, 9.00%, due                                   128
                  5/1/09
              875 El Paso Energy Partners, L.P. (Leviathan Gas Pipeline                                         949
                         Partners/Leviathan Finance Corp.), Ser. B, 10.38%, due 6/1/09


                                       72A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
                   1,000 Equistar Chemicals, L.P., 6.50%, due 2/15/06                                                 847
                   1,000 Fairchild Semiconductor Corp., 10.13%, due 3/15/07                                         1,005
        50           500 Felcor Lodging Trust Inc. (Felcor Lodging L.P.), 8.50%, due                   45             452
                         6/1/11
                   1,125 Ferrellgas Partners L.P., Ser. B, 9.38%, due 6/15/06                                       1,131
                     750 Fisher Scientific International, Inc., 7.13%, due 12/15/05                                   724
       150               Fisher Scientific International, Inc., Senior Subordinated                   152
                         Notes, 9.00%, due 2/1/08
       100               Flextronics International Ltd., Senior Subordinated Notes,
                         9.88%, due 7/1/10                                                            104
                     750 Flextronics International Ltd., Ser. B, 8.88%, due 10/15/07                                  754
                     750 Flowserve Corp., 12.25%, due 8/15/10                                                         799
       100         1,000 Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                           101           1,017
                   1,000 Fox Sports Networks, LLC (Fox/Liberty Networks LLC),                                       1,051
                         8.88%, due 8/15/07
       250               Fresenius Medical Care Capital Trust IV, Trust Preferred                     249
                         Securities, 7.88%, due 6/15/11
       250               Gearbulk Holding Ltd., Senior Notes, 11.25%, due 12/1/04                     255
                   1,000 Georgia Gulf Corp., 7.63%, due 11/15/05                                                      972
       100               Great Atlantic & Pacific Tea Co., Inc., Senior Notes, 7.70%,                  98
                         due 1/15/04
        90               Great Central Mines Ltd., Senior Notes, 8.88%, due 4/1/08                     85
                     750 Grey Wolf, Inc. (DI Industries Inc.), 8.88%, due 7/1/07                                      727
       200               Grupo Elektra S.A. de C.V., Senior Notes, 12.00%, due 4/1/08                 192
        25               Grupo Televisa S.A., Notes, 8.00%, due 9/13/11                                24

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
            1,000 Equistar Chemicals, L.P., 6.50%, due 2/15/06                                                  847
            1,000 Fairchild Semiconductor Corp., 10.13%, due 3/15/07                                          1,005
 50           500 Felcor Lodging Trust Inc. (Felcor Lodging L.P.), 8.50%, due                                   497
                  6/1/11
            1,125 Ferrellgas Partners L.P., Ser. B, 9.38%, due 6/15/06                                        1,131
              750 Fisher Scientific International, Inc., 7.13%, due 12/15/05                                    724
150               Fisher Scientific International, Inc., Senior Subordinated                                    152
                  Notes, 9.00%, due 2/1/08
100               Flextronics International Ltd., Senior Subordinated Notes,
                  9.88%, due 7/1/10                                                                             104
              750 Flextronics International Ltd., Ser. B, 8.88%, due 10/15/07                                   754
              750 Flowserve Corp., 12.25%, due 8/15/10                                                          799
100         1,000 Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                                          1,118
            1,000 Fox Sports Networks, LLC (Fox/Liberty Networks LLC),                                        1,051
                  8.88%, due 8/15/07
250               Fresenius Medical Care Capital Trust IV, Trust Preferred                                      249
                  Securities, 7.88%, due 6/15/11
250               Gearbulk Holding Ltd., Senior Notes, 11.25%, due 12/1/04                                      255
            1,000 Georgia Gulf Corp., 7.63%, due 11/15/05                                                       972
100               Great Atlantic & Pacific Tea Co., Inc., Senior Notes, 7.70%,                                   98
                  due 1/15/04
 90               Great Central Mines Ltd., Senior Notes, 8.88%, due 4/1/08                                      85
              750 Grey Wolf, Inc. (DI Industries Inc.), 8.88%, due 7/1/07                                       727
200               Grupo Elektra S.A. de C.V., Senior Notes, 12.00%, due 4/1/08                                  192
 25               Grupo Televisa S.A., Notes, 8.00%, due 9/13/11                                                 24


                                       73A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)

        75               Hanover Equipment Trust, Senior Secured Notes, Ser. 2001A,
                         8.50%, due 9/1/08                                                             78
        25               Hanover Equipment Trust, Senior Secured Notes, Ser. 2001B,                    26
                         8.75%, due 9/1/11
                     500 Harrah's Operating Co., Inc., 7.88%, due 12/15/05                                            518
                     500 HCA-The Healthcare Co., 6.91%, due 6/15/05                                                   521
       300               HCA-The Healthcare Co., Senior Notes, 7.88%, due 2/1/11                      323
                   1,000 HMH Properties Inc., Ser. A, 7.88%, due 8/1/05                                               900
       100               HORNBECK-LEEVAC Marine Services, Inc., Senior Notes,
                         10.63%, due 8/1/08                                                            95
                   1,125 HS Resources, Inc., 9.25%, due 11/15/06                                                    1,180
                   1,000 IDEX Corp., 6.88%, due 2/15/08                                                               947
                     500 IMC Global, Inc., Ser. B, 10.75%, due 6/15/03                                                500
                     750 Interface, Inc., 7.30%, due 4/1/08                                                           641
       100               International Shipholding Corp., Senior Notes, 9.00%, due                     97
                         7/1/03
       100               International Shipholding Corp., Senior Notes, Ser. B, 7.75%,                 80
                         due 10/15/07
       100               International Wire Group, Inc., Senior Subordinated Notes, Ser.               87
                         B, 11.75%, due 6/1/05
                   1,000 Iron Mountain, Inc., 8.75%, due 9/30/09                                                    1,050
        50               Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due 4/1/13               52
        75               IStar Financial, Inc., Senior Notes, 8.75%, due 8/15/08                       75
        50               Jupiters Ltd., Guaranteed Senior Subordinated Notes, 8.50%, due               49
                         3/1/06

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 75               Hanover Equipment Trust, Senior Secured Notes, Ser. 2001A,
                  8.50%, due 9/1/08                                                                              78
 25               Hanover Equipment Trust, Senior Secured Notes, Ser. 2001B,                                     26
                  8.75%, due 9/1/11
              500 Harrah's Operating Co., Inc., 7.88%, due 12/15/05                                             518
              500 HCA-The Healthcare Co., 6.91%, due 6/15/05                                                    521
300               HCA-The Healthcare Co., Senior Notes, 7.88%, due 2/1/11                                       323
            1,000 HMH Properties Inc., Ser. A, 7.88%, due 8/1/05                                                900
100               HORNBECK-LEEVAC Marine Services, Inc., Senior Notes,
                  10.63%, due 8/1/08                                                                             95
            1,125 HS Resources, Inc., 9.25%, due 11/15/06                                                     1,180
            1,000 IDEX Corp., 6.88%, due 2/15/08                                                                947
              500 IMC Global, Inc., Ser. B, 10.75%, due 6/15/03                                                 500
              750 Interface, Inc., 7.30%, due 4/1/08                                                            641
100               International Shipholding Corp., Senior Notes, 9.00%, due                                      97
                  7/1/03
100               International Shipholding Corp., Senior Notes, Ser. B, 7.75%,                                  80
                  due 10/15/07
100               International Wire Group, Inc., Senior Subordinated Notes, Ser.                                87
                  B, 11.75%, due 6/1/05
            1,000 Iron Mountain, Inc., 8.75%, due 9/30/09                                                     1,050
 50               Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due 4/1/13                                52
 75               IStar Financial, Inc., Senior Notes, 8.75%, due 8/15/08                                        75
 50               Jupiters Ltd., Guaranteed Senior Subordinated Notes, 8.50%, due                                49
                  3/1/06


                                       74A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
        85               K&F Industries, Inc., Senior Subordinated Notes, 9.25%, due                   80
                         10/15/07
                   1,000 Kaufman and Broad Home Corp., 9.38%, due 5/1/03                                            1,000
       200               KB Home, Senior Subordinated Notes, 9.50%, due 2/15/11                       198
                     750 Key Energy Services, Inc., Ser. B, 8.38%, due 3/1/08                                         763
                     750 Koninklijke KPN NV, 8.00%, due 10/1/10                                                       624
       350               L-3 Communications Corp., Guaranteed Senior Subordinated Notes,              361
                         Ser. B, 8.00%, due 8/1/08
                   1,000 Lamar Advertising Co., 9.63%, due 12/1/06                                                  1,035
       150         1,000 Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05              150           1,008
       100               Levi Strauss & Co., Notes, 6.80%, due 11/1/03                                 78
                   1,000 Louisiana-Pacific Corp., 10.88%, due 11/15/08                                                910
                     725 Lucent Technologies Inc., 7.25%, due 7/15/06                                                 605
                     500 Luscar Coal Ltd., 9.75%, due 10/15/11                                                        533
        75               Lyondell Chemical Co., Senior Secured Notes, Ser. B, 9.88%, due               72
                         5/1/07
                     750 Lyondell Chemical Co., Ser. A, 9.63%, due 5/1/07                                             724
                     875 MacDermid Inc., 9.13%, due 7/15/11                                                           866
        75               M.D.C. Holdings, Inc., Senior Notes, 8.38%, due 2/1/08                        75
       100               Medaphis Corp., Guaranteed Senior Notes, Ser. B, 9.50%, due                   88
                         2/15/05
       250               Meristar Hospitality Corp., Senior Notes, 9.00%, due 1/15/08                 216
       170               Methanex Corp., Notes, 7.40%, due 8/15/02                                    169
       100               Methanex Corp., Notes, 7.75%, due 8/15/05                                     94

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 85               K&F Industries, Inc., Senior Subordinated Notes, 9.25%, due                                  80
                  10/15/07
            1,000 Kaufman and Broad Home Corp., 9.38%, due 5/1/03                                           1,000
200               KB Home, Senior Subordinated Notes, 9.50%, due 2/15/11                                      198
              750 Key Energy Services, Inc., Ser. B, 8.38%, due 3/1/08                                        763
              750 Koninklijke KPN NV, 8.00%, due 10/1/10                                                      624
350               L-3 Communications Corp., Guaranteed Senior Subordinated Notes,                             361
                  Ser. B, 8.00%, due 8/1/08
            1,000 Lamar Advertising Co., 9.63%, due 12/1/06                                                 1,035
150         1,000 Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05                           1,158
100               Levi Strauss & Co., Notes, 6.80%, due 11/1/03                                                78
            1,000 Louisiana-Pacific Corp., 10.88%, due 11/15/08                                               910
              725 Lucent Technologies Inc., 7.25%, due 7/15/06                                                605
              500 Luscar Coal Ltd., 9.75%, due 10/15/11                                                       533
 75               Lyondell Chemical Co., Senior Secured Notes, Ser. B, 9.88%, due                              72
                  5/1/07
              750 Lyondell Chemical Co., Ser. A, 9.63%, due 5/1/07                                            724
              875 MacDermid Inc., 9.13%, due 7/15/11                                                          866
 75               M.D.C. Holdings, Inc., Senior Notes, 8.38%, due 2/1/08                                       75
100               Medaphis Corp., Guaranteed Senior Notes, Ser. B, 9.50%, due                                  88
                  2/15/05
250               Meristar Hospitality Corp., Senior Notes, 9.00%, due 1/15/08                                216
170               Methanex Corp., Notes, 7.40%, due 8/15/02                                                   169
100               Methanex Corp., Notes, 7.75%, due 8/15/05                                                    94


                                       75A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
        75               MGM Mirage, Inc., Senior Subordinated Notes, 8.38%, due 2/1/11                69
       150               Mohegan Tribal Gaming Authority, Senior Notes, 8.13%, due                    154
                         1/1/06
        25               Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
                         8.38%, due 7/1/11                                                             26
       100         1,000 Moog, Inc., Senior Subordinated Notes, Ser. B, 10.00%, due                   102           1,015
                         5/1/06
       150               Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due                    129
                         11/15/06
                     500 Navistar International Corp., Ser. B, 7.00%, due 2/1/03                                      496
                     500 Navistar International Corp. (Navistar Financial Corp.),                                     500
                         Ser. B, 9.00%, 6/1/02
       150               Newport News Shipbuilding, Inc., Senior Notes, 8.63%, due                    157
                         12/1/06
                   1,000 Nextel Communications, 5.25%, due 1/15/10                                                    532
        90               Nextel Communications, Senior Notes, 9.38%, due 11/15/09                      63
       100               Nortek, Inc., Senior Notes, Ser. B, 9.13%, due 9/1/07                         97
       100               Nortek, Inc., Senior Subordinated Notes, Ser. B, 9.88%, due                   90
                         6/15/11
                   1,000 Nortek, Inc., Ser. B, 9.25%, due 3/15/07                                                     985
                     625 Nortel Networks Ltd., 6.13%, due 2/15/06                                                     482
       125               Northwest Airlines, Inc., Notes, 8.88%, due 6/1/06                            95
       200               NTL, Inc., Senior Notes, Ser. B, 10.00%, due 2/15/07                         110
                     675 NVR Inc., 8.00%, due 6/1/05                                                                  678
        75               Offshore Logistics, Inc., Guaranteed Senior Notes, Ser. B,                    71
                         7.88%, due 1/15/08

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 75               MGM Mirage, Inc., Senior Subordinated Notes, 8.38%, due 2/1/11                               69
150               Mohegan Tribal Gaming Authority, Senior Notes, 8.13%, due                                   154
                  1/1/06
 25               Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
                  8.38%, due 7/1/11                                                                            26
100         1,000 Moog, Inc., Senior Subordinated Notes, Ser. B, 10.00%, due                                1,117
                  5/1/06
150               Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due                                   129
                  11/15/06
              500 Navistar International Corp., Ser. B, 7.00%, due 2/1/03                                     496
              500 Navistar International Corp. (Navistar Financial Corp.),                                    500
                  Ser. B, 9.00%, 6/1/02
150               Newport News Shipbuilding, Inc., Senior Notes, 8.63%, due                                   157
                  12/1/06
            1,000 Nextel Communications, 5.25%, due 1/15/10                                                   532
 90               Nextel Communications, Senior Notes, 9.38%, due 11/15/09                                     63
100               Nortek, Inc., Senior Notes, Ser. B, 9.13%, due 9/1/07                                        97
100               Nortek, Inc., Senior Subordinated Notes, Ser. B, 9.88%, due                                  90
                  6/15/11
            1,000 Nortek, Inc., Ser. B, 9.25%, due 3/15/07                                                    985
              625 Nortel Networks Ltd., 6.13%, due 2/15/06                                                    482
125               Northwest Airlines, Inc., Notes, 8.88%, due 6/1/06                                           95
200               NTL, Inc., Senior Notes, Ser. B, 10.00%, due 2/15/07                                        110
              675 NVR Inc., 8.00%, due 6/1/05                                                                 678
 75               Offshore Logistics, Inc., Guaranteed Senior Notes, Ser. B,                                   71
                  7.88%, due 1/15/08


                                       76A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
       100               Omnicare, Inc., Senior Subordinated Notes, 8.13%, due 3/15/11                106
                     750 Oshkosh Truck Corp., 8.75%, due 3/1/08                                                       746
        50               Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due                    53
                         7/15/11
        50               Owens-Illinois, Inc., Senior Notes, 7.85%, due 5/15/04                        44
       200               Pacific Gas & Electric Co., Senior Notes, Ser. 92-A, 7.88%, due              194
                         3/1/02
                     750 Packaging Corp. of America, Ser. B, 9.63%, due 4/1/09                                        814
       200               Park Place Entertainment Corp., Senior Subordinated Notes,                   195
                         7.88%, due 12/15/05
        50               Pennzoil-Quaker State Co., Senior Notes, 10.00%, due 11/1/08                  50
       100               Pierce Leahy Command Co., Senior Notes, 8.13%, due 5/15/08                   101
        75           675 Pilgrim's Pride Corp., Senior Notes, 9.63%, due 9/15/11                       78             709
        50               Pioneer Natural Resources Co., Guaranteed Senior Notes,
                         6.50%, due 1/15/08                                                            48
                     750 Potlatch Corp., 10.00%, due 7/15/11                                                          776
                   1,000 Pride International, Inc., 9.38%, due 5/1/07                                               1,045
                     500 PRIMEDIA Inc., 10.25%, due 6/1/04                                                            423
        85               Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.63%, due               87
                         8/15/06
        50               Quaker State Corp., Notes, 6.63%, due 10/15/05                                48
                     500 Quebecor Media Inc., 11.13%, due 7/15/11                                                     523
        75               Radio One, Inc., Senior Subordinated Notes, 8.88%, due 7/1/11                 78

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
100               Omnicare, Inc., Senior Subordinated Notes, 8.13%, due 3/15/11                               106
              750 Oshkosh Truck Corp., 8.75%, due 3/1/08                                                      746
 50               Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due                                   53
                  7/15/11
 50               Owens-Illinois, Inc., Senior Notes, 7.85%, due 5/15/04                                       44
200               Pacific Gas & Electric Co., Senior Notes, Ser. 92-A, 7.88%, due                             194
                  3/1/02
              750 Packaging Corp. of America, Ser. B, 9.63%, due 4/1/09                                       814
200               Park Place Entertainment Corp., Senior Subordinated Notes,                                  195
                  7.88%, due 12/15/05
 50               Pennzoil-Quaker State Co., Senior Notes, 10.00%, due 11/1/08                                 50
100               Pierce Leahy Command Co., Senior Notes, 8.13%, due 5/15/08                                  101
 75           675 Pilgrim's Pride Corp., Senior Notes, 9.63%, due 9/15/11                                     787
 50               Pioneer Natural Resources Co., Guaranteed Senior Notes,
                  6.50%, due 1/15/08                                                                           48
              750 Potlatch Corp., 10.00%, due 7/15/11                                                         776
            1,000 Pride International, Inc., 9.38%, due 5/1/07                                              1,045
              500 PRIMEDIA Inc., 10.25%, due 6/1/04                                                           423
 85               Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.63%, due                              87
                  8/15/06
 50               Quaker State Corp., Notes, 6.63%, due 10/15/05                                               48
              500 Quebecor Media Inc., 11.13%, due 7/15/11                                                    523
 75               Radio One, Inc., Senior Subordinated Notes, 8.88%, due 7/1/11                                78


                                       77A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
                     750 Rogers Cantel, Inc., 8.80%, due 10/1/07                                                      720
       100               Rogers Cantel, Inc., Senior Debentures, 9.38%, due 6/1/08                    100
        75               Rogers Wireless, Inc., Senior Secured Notes, 9.63%, due 5/1/11                76
       125               Rural Cellular Corp., Senior Subordinated Notes, Ser. B,
                         9.63%, due 5/15/08                                                           126
                     500 Ryerson Tull, Inc., 9.13%, due 7/15/06                                                       458
                   1,000 Salem Communications Corp., Ser. B, 9.50%, due 10/1/07                                       995
       100               Salton, Inc., Guaranteed Senior Subordinated Notes,
                         10.75%, due 12/15/05                                                          84
                   1,000 SC International Services, Ser. B, 9.25%, 9/1/07                                             401
       100           875 Scotts Co., Guaranteed Senior Subordinated Notes,
                         8.63%, due 1/15/09                                                           103             888
                   1,000 Sea Containers Ltd., 9.50%, due 7/1/03                                                       725
                   1,000 Ocean Energy, Inc., 8.63%, due 8/1/05                                                      1,024
        60           500 Sequa Corp., Senior Notes, 9.00%, due 8/1/09                                  54             450
                     500 Sequa Corp., Ser. B, 8.88%, due 4/1/08                                                       443
       100               SESI, L.L.C., Senior Notes, 8.88%, due 5/15/11                                95
                     500 Six Flags, Inc. (Premier Parks Inc.), 9.25%, due 4/1/06                                      500
                     500 Six Flags, Inc. (Six Flags Entertainment Corp.), 8.88%, due                                  505
                         4/1/06
        75               Smithfield Foods, Inc., Senior Subordinated Notes,
                         7.63%, due 2/15/08                                                            74
       100           625 Smithfield Foods, Inc., Senior Subordinated Notes,
                         8.00%, due 10/15/09                                                          104             652

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
                     750 Rogers Cantel, Inc., 8.80%, due 10/1/07                                              720
       100               Rogers Cantel, Inc., Senior Debentures, 9.38%, due 6/1/08                            100
        75               Rogers Wireless, Inc., Senior Secured Notes, 9.63%, due 5/1/11                        76
       125               Rural Cellular Corp., Senior Subordinated Notes, Ser. B,
                         9.63%, due 5/15/08                                                                   126
                     500 Ryerson Tull, Inc., 9.13%, due 7/15/06                                               458
                   1,000 Salem Communications Corp., Ser. B, 9.50%, due 10/1/07                               995
       100               Salton, Inc., Guaranteed Senior Subordinated Notes,
                         10.75%, due 12/15/05                                                                  84
                   1,000 SC International Services, Ser. B, 9.25%, 9/1/07                                     401
       100           875 Scotts Co., Guaranteed Senior Subordinated Notes,
                         8.63%, due 1/15/09                                                                   991
                   1,000 Sea Containers Ltd., 9.50%, due 7/1/03                                               725
                   1,000 Ocean Energy, Inc., 8.63%, due 8/1/05                                              1,024
        60           500 Sequa Corp., Senior Notes, 9.00%, due 8/1/09                                         504
                     500 Sequa Corp., Ser. B, 8.88%, due 4/1/08                                               443
       100               SESI, L.L.C., Senior Notes, 8.88%, due 5/15/11                                        95
                     500 Six Flags, Inc. (Premier Parks Inc.), 9.25%, due 4/1/06                              500
                     500 Six Flags, Inc. (Six Flags Entertainment Corp.), 8.88%, due                          505
                         4/1/06
        75               Smithfield Foods, Inc., Senior Subordinated Notes,
                         7.63%, due 2/15/08                                                                    74
       100           625 Smithfield Foods, Inc., Senior Subordinated Notes,
                         8.00%, due 10/15/09                                                                  756


                                       78A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
                   1,000 Starwood Hotels & Resorts Worldwide, Inc., 6.75%, due 11/15/03                               993
       250               Station Casinos, Inc., Senior Subordinated Notes,
                         8.88%, due 12/1/08                                                           231
                   1,000 Steinway Musical Instruments, Inc., 8.75%, due 4/15/11                                       915
       100               Stena AB, Senior Notes, 10.50%, due 12/15/05                                  96
                   1,000 Stone Energy Corp., 8.75%, due 9/15/07                                                     1,025
       150               Sun International Hotels Ltd., Senior Subordinated Notes,
                         8.63%, due 12/15/07                                                          135
       150               Swift Energy Co., Senior Subordinated Notes, 10.25%, due 8/1/09              152
       100               Teekay Shipping Corp., Senior Notes, 8.88%, due 7/15/11                      103
       100               Telewest Communications PLC, Senior Notes, 11.00%, due 10/1/07                78
       100               Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%, due                 105
                         6/30/09
       100               Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%, due                 105
                         2/1/11
                   1,000 Tembec Industries, Inc. (Tembec Finance Corp.), 9.88%, due                                 1,040
                         9/30/05
                   1,000 Tenet Healthcare Corp., 8.63%, due 1/15/07                                                 1,046
       100               Terex Corp., Senior Subordinated Notes, 10.38%, due 4/1/11                   103
                     500 The AES Corp., 8.75%, 12/15/02                                                               506
                   1,500 The FINOVA Group Inc., 7.50%, due 11/15/09                                                   559
                   1,000 The Ryland Group, Inc., 8.00%, due 8/15/06                                                   970
                     750 The Southland Corp., 5.00%, due 12/15/03                                                     713

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
                   1,000 Starwood Hotels & Resorts Worldwide, Inc., 6.75%, due 11/15/03                       993
       250               Station Casinos, Inc., Senior Subordinated Notes,
                         8.88%, due 12/1/08                                                                   231
                   1,000 Steinway Musical Instruments, Inc., 8.75%, due 4/15/11                               915
       100               Stena AB, Senior Notes, 10.50%, due 12/15/05                                          96
                   1,000 Stone Energy Corp., 8.75%, due 9/15/07                                             1,025
       150               Sun International Hotels Ltd., Senior Subordinated Notes,
                         8.63%, due 12/15/07                                                                  135
       150               Swift Energy Co., Senior Subordinated Notes, 10.25%, due 8/1/09                      152
       100               Teekay Shipping Corp., Senior Notes, 8.88%, due 7/15/11                              103
       100               Telewest Communications PLC, Senior Notes, 11.00%, due 10/1/07                        78
       100               Tembec Industries, Inc., Guaranteed Senior Notes, 8.63%, due                         105
                         6/30/09
       100               Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%, due                         105
                         2/1/11
                   1,000 Tembec Industries, Inc. (Tembec Finance Corp.), 9.88%, due                         1,040
                         9/30/05
                   1,000 Tenet Healthcare Corp., 8.63%, due 1/15/07                                         1,046
       100               Terex Corp., Senior Subordinated Notes, 10.38%, due 4/1/11                           103
                     500 The AES Corp., 8.75%, 12/15/02                                                       506
                   1,500 The FINOVA Group Inc., 7.50%, due 11/15/09                                           559
                   1,000 The Ryland Group, Inc., 8.00%, due 8/15/06                                           970
                     750 The Southland Corp., 5.00%, due 12/15/03                                             713


                                       79A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
                     500 The Southland Corp., Ser. A, 4.50%, due 6/15/04                                              461
        75               Toll Corp., Guaranteed Senior Subordinated Notes, 8.75%, due                  75
                         11/15/06
        10               Toll Corp., Guaranteed Senior Subordinated Notes, 7.75%, due                  10
                         9/15/07
        25               Toll Corp., Guaranteed Senior Subordinated Notes, 8.25%, due                  25
                         2/1/11
                     750 Triad Hospitals, Inc., Ser. B, 8.75%, due 5/1/09                                             814
       100               Triton PCS, Inc., Senior Subordinated Notes, 9.38%, due 2/1/11               105
                     750 Varco International, Inc. (Tuboscope Inc.), 7.50%, due 2/15/08                               789
                     500 United Rentals (North America), Inc., 10.75%, due 4/15/08                                    528
                     500 United Rentals (North America), Inc., 9.50%, due 6/1/08                                      483
       250               United Rentals (North America), Inc., Guaranteed Senior
                         Subordinated Notes, Ser. B, 8.80%, due 8/15/08                               229
        50         1,000 US Steel LLC, Senior Notes, 10.75%, due 8/1/08                                45             905
        60               Venture Holdings Trust, Senior Notes, 11.00%, due 6/1/07                      40
                     500 Veritas DGC Inc., 9.75%, due 10/15/03                                                        513
       150         1,000 Vintage Petroleum, Inc., Senior Subordinated Notes,
                         9.00%, due 12/15/05                                                          155           1,048
        75               Wabtec Corp., Senior Notes, 9.38%, due 6/15/05                                75
       100               WCI Communities, Inc., Senior Subordinated Notes, 10.63%, due                100
                         2/15/11

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
                     500 The Southland Corp., Ser. A, 4.50%, due 6/15/04                                      461
        75               Toll Corp., Guaranteed Senior Subordinated Notes, 8.75%, due                          75
                         11/15/06
        10               Toll Corp., Guaranteed Senior Subordinated Notes, 7.75%, due                          10
                         9/15/07
        25               Toll Corp., Guaranteed Senior Subordinated Notes, 8.25%, due                          25
                         2/1/11
                     750 Triad Hospitals, Inc., Ser. B, 8.75%, due 5/1/09                                     814
       100               Triton PCS, Inc., Senior Subordinated Notes, 9.38%, due 2/1/11                       105
                     750 Varco International, Inc. (Tuboscope Inc.), 7.50%, due 2/15/08                       789
                     500 United Rentals (North America), Inc., 10.75%, due 4/15/08                            528
                     500 United Rentals (North America), Inc., 9.50%, due 6/1/08                              483
       250               United Rentals (North America), Inc., Guaranteed Senior
                         Subordinated Notes, Ser. B, 8.80%, due 8/15/08                                       229
        50         1,000 US Steel LLC, Senior Notes, 10.75%, due 8/1/08                                       950
        60               Venture Holdings Trust, Senior Notes, 11.00%, due 6/1/07                              40
                     500 Veritas DGC Inc., 9.75%, due 10/15/03                                                513
       150         1,000 Vintage Petroleum, Inc., Senior Subordinated Notes,
                         9.00%, due 12/15/05                                                                1,203
        75               Wabtec Corp., Senior Notes, 9.38%, due 6/15/05                                        75
       100               WCI Communities, Inc., Senior Subordinated Notes, 10.63%, due                        100
                         2/15/11


                                       80A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
       100               WESCO Distribution, Inc., Senior Subordinated Notes, Ser. B,                  84
                         9.13%, due 6/1/08
                     750 World Color Press, Inc., 7.75%, due 2/15/09                                                  769
                                                                                          -----------------------------------
                         TOTAL CORPORATE DEBT SECURITIES (COST $13,555, $80,536,
                         AND $94,091, RESPECTIVELY)                                                12,793          78,961
                                                                                          -----------------------------------

                         REPURCHASE AGREEMENTS (11.2%)
                  12,136 J.P. Morgan Securities, Inc. Repurchase Agreement, 2.35%, due                             12,136
                         11/1/01, dated 10/31/01, Maturity Value $12,136,781

       990               State Street Bank and Trust Co. Repurchase Agreement, 2.50%,
                         due 11/1/01, dated 10/31/01, Maturity Value $990,069,
                         Collateralized by $995,000 Fannie Mae, Medium-Term Notes,
                         6.27%, due 11/29/01
                         (Collateral Value $1,024,502)                                                990
                                                                                          -----------------------------------
                         TOTAL REPURCHASE AGREEMENTS (COST $990, $12,136,
                         AND $13,126, RESPECTIVELY)                                                   990          12,136
                                                                                          -----------------------------------

                         CONVERTIBLE BONDS (7.1%)
                   1,000 Amkor Technology, Inc., 5.00%, 3/15/07                                                       578
                   1,000 Analog Devices, Inc., 4.75%, due 10/1/05                                                     947
                   1,250 Charter Communications, Inc., 5.75%, due 10/15/05                                          1,170
                   1,000 CommScope, Inc., 4.00%, due 12/15/06                                                         809
                   1,250 HEALTHSOUTH Corp., 3.25%, due 4/1/03                                                       1,181
                     750 Hilton Hotels Corp., 5.00%, due 5/15/06                                                      625

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
 100               WESCO Distribution, Inc., Senior Subordinated Notes, Ser. B,                                 84
                   9.13%, due 6/1/08
               750 World Color Press, Inc., 7.75%, due 2/15/09                                                 769
                                                                                        ---------------------------
                   TOTAL CORPORATE DEBT SECURITIES (COST $13,555, $80,536,
                   AND $94,091, RESPECTIVELY)                                                               91,754
                                                                                        ---------------------------

                   REPURCHASE AGREEMENTS (11.2%)
            12,136 J.P. Morgan Securities, Inc. Repurchase Agreement, 2.35%, due                            12,136
                   11/1/01, dated 10/31/01, Maturity Value $12,136,781

 990               State Street Bank and Trust Co. Repurchase Agreement, 2.50%,
                   due 11/1/01, dated 10/31/01, Maturity Value $990,069,
                   Collateralized by $995,000 Fannie Mae, Medium-Term Notes,
                   6.27%, due 11/29/01
                   (Collateral Value $1,024,502)                                                               990
                                                                                        ---------------------------
                   TOTAL REPURCHASE AGREEMENTS (COST $990, $12,136,
                   AND $13,126, RESPECTIVELY)                                                               13,126
                                                                                        ---------------------------

                   CONVERTIBLE BONDS (7.1%)
             1,000 Amkor Technology, Inc., 5.00%, 3/15/07                                                      578
             1,000 Analog Devices, Inc., 4.75%, due 10/1/05                                                    947
             1,250 Charter Communications, Inc., 5.75%, due 10/15/05                                         1,170
             1,000 CommScope, Inc., 4.00%, due 12/15/06                                                        809
             1,250 HEALTHSOUTH Corp., 3.25%, due 4/1/03                                                      1,181
               750 Hilton Hotels Corp., 5.00%, due 5/15/06                                                     625


                                       81A

 NEUBERGER                                                                                      NEUBERGER
    BERMAN        LIPPER                                                                           BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                       HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                        BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                           MARKET VALUE    MARKET VALUE
  (000'S OMITTED)                                                                         (000'S OMITTED)
                   1,000 Key Energy Services, Inc., 5.00%, due 9/15/04                                                927
                   1,000 LSI Logic Corp., 4.00%, due 2/15/05                                                          844
       140         1,000 Omnicare, Inc., Subordinated Debentures, 5.00%, due 12/1/07                  122             890
                     625 Spectrasite Holdings, Inc., 6.75%, due 11/15/10                                              235
                                                                                          -----------------------------------
                         TOTAL CONVERTIBLE BONDS (COST $105, $8,385, AND
                         $8,490, RESPECTIVELY)                                                        122           8,206
                                                                                          -----------------------------------

  NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                PRO FORMA
 BOND FUND     BOND FUND                                                         ADJUSTMENTS   1         COMBINED
--------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                                                                                       MARKET VALUE
  (000'S OMITTED)                                                               (000'S OMITTED)          (000'S OMITTED)
                   1,000 Key Energy Services, Inc., 5.00%, due 9/15/04                                        927
                   1,000 LSI Logic Corp., 4.00%, due 2/15/05                                                  844
       140         1,000 Omnicare, Inc., Subordinated Debentures, 5.00%, due 12/1/07                        1,012
                     625 Spectrasite Holdings, Inc., 6.75%, due 11/15/10                                      235
                                                                                          ------------------------
                         TOTAL CONVERTIBLE BONDS (COST $105, $8,385, AND
                         $8,490, RESPECTIVELY)                                                              8,328
                                                                                          ------------------------




                                       82A

 NEUBERGER                                                                               NEUBERGER
    BERMAN        LIPPER                                                                    BERMAN          LIPPER
HIGH YIELD   HIGH INCOME                                                                HIGH YIELD     HIGH INCOME
 BOND FUND     BOND FUND                                                                 BOND FUND       BOND FUND
  NO. OF WARRANTS
                       WARRANTS (0.0%)
                   500 Dayton Superior Corp., expiring 6/15/09                                                0
                   500 Jostens Inc., Ser. A, expiring 5/1/10                                                  0
                   625 XM Satellite Radio Inc., Class A, expiring 3/15/10                                     0
                                                                                    -------------------------------
                       TOTAL WARRANTS (COST $0, $0, AND $0 RESPECTIVELY)                          0           0
                                                                                    -------------------------------

                       TOTAL INVESTMENTS (97.9%) (COST $15,991, $101,057,
                       AND $117,048 RESPECTIVELY)                                            15,503      99,303
                       Cash, receivables and other assets, less liabilities (2.1%)              706       1,816
                                                                                    -------------------------------

                       TOTAL NET ASSETS (100.0%)                                            $16,209    $101,119
                                                                                          -------------------------

1 The adjustments assume that Lipper High Income Bond Fund Premier Shares has obtained all the shareholder accounts and assets of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income Bond Fund Retail Shares and Lipper High Income Bond Fund Group Retirement Plan Shares.

2 Pre-existing organization costs must be written off at the time of the reorganization.

 NEUBERGER
    BERMAN        LIPPER
HIGH YIELD   HIGH INCOME                                                                                      PRO FORMA
 BOND FUND     BOND FUND                                                                ADJUSTMENTS   1        COMBINED
  NO. OF WARRANTS
                          WARRANTS (0.0%)
                      500 Dayton Superior Corp., expiring 6/15/09                                                   0
                      500 Jostens Inc., Ser. A, expiring 5/1/10                                                     0
                      625 XM Satellite Radio Inc., Class A, expiring 3/15/10                                        0
                                                                                     ---------------------------------
                          TOTAL WARRANTS (COST $0, $0, AND $0 RESPECTIVELY)                                         0
                                                                                     ---------------------------------

                          TOTAL INVESTMENTS (97.9%) (COST $15,991, $101,057,
                          AND $117,048 RESPECTIVELY)                                                          114,806
                          Cash, receivables and other assets, less liabilities (2.1%)        (14)   2           2,508
                                                                                     ---------------------------------

                          TOTAL NET ASSETS (100.0%)                                         ($14)            $117,314
                                                                                     ---------------------------------

1 The adjustments assume that Lipper High Income Bond Fund Premier Shares has obtained all the shareholder accounts and assets of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income Bond Fund Retail Shares and Lipper High Income Bond Fund Group Retirement Plan Shares.

2 Pre-existing organization costs must be written off at the time of the reorganization.




                                       83A

                                                                                                         October 31, 2001

             PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES


                                                  NEUBERGER              LIPPER
                                                     BERMAN         HIGH INCOME
                                                 HIGH YIELD                                                 PRO FORMA
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)          BOND FUND           BOND FUND      ADJUSTMENTS  1          COMBINED
--------------------------------------------------------------------------------------------------------------------------
ASSETS
       INVESTMENTS IN SECURITIES, AT
         MARKET VALUE*--SEE
       SCHEDULE OF INVESTMENTS                    $  15,503          $   99,303                            $  114,806
       Cash                                               4                   -                                     4
       Interest receivable                              350               2,033                                 2,383
       Receivable for securities sold                   492               1,125                                 1,617
       Receivable for Fund shares sold                   30                 140                                   170
       Deferred organization costs                       14                   -             (14)  2                 -
       Prepaid expenses and other assets                  -                   4                                     4
                                               -----------------------------------------------------------------------
TOTAL ASSETS                                         16,393             102,605             (14)              118,984
                                               -----------------------------------------------------------------------

LIABILITIES
       Bank overdraft payable                                               129                                   129
       Dividends payable                                 20                   -                                    20
       Payable for securities purchased                  98               1,067                                 1,165
       Payable for Fund shares redeemed                   1                 121                                   122
       Payable to investment manager                      5                  52                                    57
       Payable to administrator-net                       9                  20                                    29
       Accrued expenses and other payables               51                  97                                   148
                                               -----------------------------------------------------------------------
TOTAL LIABILITIES                                       184               1,486               -                 1,670
                                               -----------------------------------------------------------------------
NET ASSETS AT VALUE                               $  16,209         $   101,119             (14)           $  117,314
                                               -----------------------------------------------------------------------


                                       84

                                                  NEUBERGER              LIPPER
                                                     BERMAN         HIGH INCOME
                                                 HIGH YIELD                                                 PRO FORMA
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)          BOND FUND           BOND FUND      ADJUSTMENTS  1          COMBINED
----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
       Paid-in capital                            $  24,109         $   109,414                            $  133,523
       Undistributed net investment
          income (loss)                                   -                 584            (14)   2               570
       Accumulated net realized gains
          (losses) on investments                    (7,412)             (7,125)                              (14,537)
       Net unrealized appreciation
          (depreciation) in value of
          investments                                  (488)             (1,754)                               (2,242)
                                               -----------------------------------------------------------------------
NET ASSETS AT VALUE                                 $16,209            $101,119            (14)           $   117,314
                                               ----------------------------------------------------------------------
                                                                                                                    -
NET ASSETS
       NB High Yield Bond Fund
         Investor Class                             $16,209
       Lipper High Income Bond Fund
         Premier Shares                                                 $82,511
       Lipper High Income Bond Fund
         Retail Shares                                                   13,498
       Lipper High Income Bond Fund
         Group Retirement Plan Shares                                     5,110
                                                                                                   ------------------
            Total Net Assets for the
             Combined Entity                                                                                $ 117,328
                                                                                                   ------------------

SHARES OUTSTANDING ($.001 PAR VALUE;
    UNLIMITED SHARES AUTHORIZED)
       NB High Yield Bond Fund Investor
         Class                                        2,364                               (549)  3
       Lipper High Income Bond Fund
         Premier Shares                                                   9,244
       Lipper High Income Bond Fund
         Retail Shares                                                    1,526            (14)  3

       Lipper High Income Bond Fund
         Group Retirement Plan Shares                                       577             (5)  3

                                                                                                   ------------------
            Total Shares Outstanding for
              the Combined Entity                                                                              13,143
                                                                                                   ------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
       NB High Yield Bond Fund Investor
         Class                                    $    6.86
       Lipper High Income Bond Fund
         Premier Shares                                                $   8.93                              $  8.93
       Lipper High Income Bond Fund Retail
         Shares                                                            8.84
       Lipper High Income Bond Fund Group
         Retirement Plan Shares                                            8.86
                                               ---------------------------------------------------------------------

*COST OF INVESTMENTS                             $   15,991          $  101,057                          $   117,048
                                               ---------------------------------------------------------------------

1 The adjustments assume that Neuberger Berman High Income Bond Fund, a newly organized series, has obtained all the shareholder accounts and net assets of Lipper High Income Bond Fund Retail Shares, Lipper High Income Bond Fund Premier Shares and Lipper High Income Bond Fund Group

          Retirement Plan Shares, and immediately afterwards, has obtained all the shareholder accounts and net assets of Neuberger Berman High Yield Bond Fund Investor Class. The adjustments also assume that, in exchange, shareholders of the Lipper High Income Bond Fund and Neuberger Berman High Yield Bond Fund received Investor Class Shares of the Neuberger Berman High Income Bond Fund. The historical performance information of Lipper Fund Premier Shares will be carried forward in the Neuberger Berman High Income Bond Fund after these reorganizations have been effected.

2 Pre-existing organization costs must be written off at the time of the reorganization.

3 Each shareholder of Neuberger Berman High Yield Bond Fund Investor Class, Lipper High Income Bond Fund Retail Shares and Lipper High Income Bond Fund Premier Shares will receive the number of Neuberger Berman High Income Bond Fund Investor Class Shares shares equal in dollar value to that shareholder's shares prior to the reorganization. Lipper High Income Bond Fund Group Retirement Plan shares were liquidated on April 1, 2002.




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

                                                                                FOR THE YEAR ENDED OCTOBER 31, 2001

                   PRO FORMA COMBINED STATEMENTS OF OPERATIONS

                                              NEUBERGER
                                                 BERMAN             LIPPER
                                             HIGH YIELD          HIGH INCOME                             PRO FORMA
(000'S OMITTED)                               BOND FUND          BOND FUND        ADJUSTMENTS     1       COMBINED
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest income                               $   1,569           $  7,158         $                     $   8,727
                                       ----------------------------------------------------------------------------

EXPENSES:

Investment management fee                            61                561              (151)   2+3            471
Administration fee                                   42                162                61    2+3            265
Distribution fees                                     0                 22                22                     0
Shareholder servicing agent fees                     11                 11                (5)     2             17
Amortization of deferred organization
    and initial offering expenses                    20                  9               (29)     4              0
Auditing fees                                        27                 17               (17)     2             27
Custodian fees                                       40                 14                18    2+3             72
Legal fees                                           21                  6                (6)     2             21
Registration and filing fees                         26                 38               (16)     2             48
Shareholder reports                                   4                 33               (12)     2             25
Trustees' fees and expenses                          30                 13                (5)   2+3             38
Miscellaneous                                         4                 20               (20)     2              4
                                       ----------------------------------------------------------------------------
Total expenses                                      286                906              (204)                  988
Expenses waived by investment manager/
     reimbursed by administrator and/
     or reduced by custodian fee
     expense offset arrangement                    (126)               (51)              171    2+3            (6)
                                       -------------------------------------------------------      ---------------
Total net expenses                                  160                855               (33)                  982
                                       ----------------------------------------------------------------------------
Net investment income (loss)                      1,409              6,303                33                 7,745



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

                                              NEUBERGER
                                                 BERMAN             LIPPER
                                             HIGH YIELD          HIGH INCOME                             PRO FORMA
(000'S OMITTED)                               BOND FUND          BOND FUND        ADJUSTMENTS     1       COMBINED
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investment
  securities sold                                (2,022)            (1,196)                                 (3,218)
Change in net unrealized appreciation
  (depreciation) in value of:
      Investment securities                       1,048               (77)                                     971
                                       ----------------------------------------------------------------------------
Net gain (loss) on investments                    (974)            (1,273)                                 (2,247)
                                       ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $      435        $     5,030                33            $   5,498
                                       ----------------------------------------------------------------------------

1 The adjustments assume that Neuberger Berman High Income Bond Fund, a newly organized series, has obtained all the shareholder accounts and net assets of Lipper High Income Bond Fund Retail Shares, Lipper High Income Bond Fund Premier Shares and Lipper High Income Bond Fund Group Retirement Plan Shares, and immediately afterwards, has obtained all the shareholder accounts and net assets of Neuberger Berman High Yield Bond Fund Investor Class. The adjustments also assume that, in exchange, shareholders of the Lipper High Income Bond Fund and Neuberger Berman High Yield Bond Fund received Investor Class Shares of the Neuberger Berman High Income Bond Fund. The historical performance information of Lipper Fund Premier Shares will be carried forward in the Neuberger Berman High Income Bond Fund after these reorganizations have been effected.

2 Certain expenses have been reduced due to the elimination of partially duplicative services.

3 Certain expenses, which are determined on a per trust basis or on a sliding scale based upon net assets, have been adjusted to reflect the combination of Neuberger Berman High Yield Bond Fund and Lipper High Income Bond Fund.

4 Pre-existing organization costs must be written off at the time of the reorganization.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         MOODY'S CORPORATE BOND RATINGS:

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

         S&P COMMERCIAL PAPER RATINGS:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         MOODY'S COMMERCIAL PAPER RATINGS:

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

         -     Leading market positions in well-established industries.

         -     High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.












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